UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21587

                            Old Mutual Advisor Funds
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                   David J. Bullock, Old Mutual Capital, Inc.
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------------------------------------------------------
     Carl Frischling, Esq.                        Robert E. Putney, III, Esq.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
       919 Third Avenue                      4643 South Ulster Street, Suite 600
   New York, New York 10022                          Denver, CO 80237
       (212) 715-9100                                  (888) 744-5050
--------------------------------------------------------------------------------

       Registrant's telephone number, including area code: 1-303-770-1733

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004

Item 1.   Schedule of Investments
SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- 22.2%
    BASIC MATERIALS -- 0.5%
      AGRICULTURAL CHEMICALS -- 0.0%
      Potash Corporation of
      Saskatchewan                                               30          $ 2
                                                                             ---
      CHEMICALS--DIVERSIFIED -- 0.3%
      Dow Chemical                                              233           11
      Lyondell Chemical                                         102            2
                                                                             ---
                                                                              13
      CHEMICALS--SPECIALTY -- 0.0%
      Eastman Chemical                                           40            2
                                                                             ---
      COAL -- 0.0%
      Peabody Energy                                             30            2
                                                                             ---
      INDUSTRIAL GASES -- 0.0%
      Air Products & Chemicals                                   20            1
                                                                             ---
      METAL--COPPER -- 0.1%
      Southern Peru Copper                                      100            4
                                                                             ---
      PAPER & RELATED PRODUCTS -- 0.0%
      International Paper                                        46            2
                                                                             ---
      STEEL--PRODUCERS -- 0.1%
      Steel Dynamics                                            100            3
                                                                             ---
    Total Basic Materials (Cost $ 30)                                         29
                                                                             ---
    CONSUMER CYCLICAL -- 3.1%
      APPAREL MANUFACTURERS -- 0.1%
      Coach*                                                     50            2
      Columbia Sportswear*                                       30            2
      Polo Ralph Lauren                                          50            2
                                                                             ---
                                                                               6
      ATHLETIC FOOTWEAR -- 0.0%
      Nike, Cl B                                                 20            2
                                                                             ---
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Harman International
      Industries                                                 20            2
                                                                             ---
      AUTO/TRUCK PARTS & EQUIPMENT--ORIGINAL-- 0.1%
      BorgWarner                                                 60            3
                                                                             ---
      BROADCAST SERVICES/PROGRAMMING-- 0.1%
      Citadel Broadcasting*                                     150            2
      Clear Channel Communications                               40            1
                                                                             ---
                                                                               3
      BUILDING--RESIDENTIAL/COMMERCIAL-- 0.2%
      DR Horton                                                  50            2
      KB Home                                                    45            4
      Lennar, Cl A                                               30            1
      Pulte Homes                                                20            1
                                                                             ---
                                                                               8
      CABLE TV -- 0.1%
      EchoStar Communications, Cl
      A*                                                         80            2
                                                                             ---

                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      CASINO SERVICES -- 0.1%
      International Game
      Technology                                              120            $ 4
                                                                             ---
      CRUISE LINES -- 0.3%
      Carnival                                                164              8
      Royal Caribbean Cruises                                 100              5
                                                                             ---
                                                                              13
      ENTERTAINMENT SOFTWARE -- 0.1%
      Electronic Arts*                                         86              4
                                                                             ---
      HOTELS & MOTELS -- 0.0%
      Fairmont Hotels & Resorts                                20              1
      Marriott International, Cl A                             30              1
                                                                             ---
                                                                               2
      LEISURE & RECREATIONAL PRODUCTS-- 0.1%
      Brunswick                                                70              3
                                                                             ---
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley--Davidson                                         30              2
                                                                             ---
      MULTIMEDIA -- 0.2%
      EW Scripps, Cl A                                         40              2
      Time Warner*                                             40              1
      Walt Disney                                             373              9
                                                                             ---
                                                                              12
      PUBLISHING--NEWSPAPERS -- 0.1%
      New York Times, Cl A                                     50              2
      Tribune                                                  50              2
                                                                             ---
                                                                               4
      PUBLISHING--PERIODICALS -- 0.0%
      Reader's Digest Association                              40              1
                                                                             ---
      RADIO -- 0.1%
      Radio One, Cl A*                                        110              2
      Westwood One*                                           100              2
                                                                             ---
                                                                               4
      RETAIL--APPAREL/SHOE -- 0.0%
      AnnTaylor Stores*                                        90              2
                                                                             ---
      RETAIL--ARTS & CRAFTS -- 0.1%
      Michaels Stores                                         150              4
                                                                             ---
      RETAIL--AUTO PARTS -- 0.1%
      Autozone*                                                39              3
                                                                             ---
      RETAIL--BEDDING -- 0.0%
      Bed Bath & Beyond*                                       60              2
                                                                             ---
      RETAIL--BOOKSTORE -- 0.1%
      Barnes & Noble*                                         200              7
                                                                             ---
      RETAIL--BUILDING PRODUCTS -- 0.1%
      Lowe's                                                  110              6
                                                                             ---
      RETAIL--CONSUMER ELECTRONICS -- 0.0%
      Best Buy                                                 20              1
                                                                             ---

1                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      RETAIL--DISCOUNT -- 0.4%
      Costco Wholesale                                           40          $ 2
      Dollar General                                             89            2
      Dollar Tree Stores*                                        40            1
      Target                                                     40            2
      Wal--Mart Stores                                          247           13
                                                                             ---
                                                                              20
      RETAIL--DRUG STORE -- 0.1%
      CVS                                                        80            3
      Walgreen                                                   50            2
                                                                             ---
                                                                               5
      RETAIL--GARDENING PRODUCTS -- 0.0%
      Tractor Supply*                                            50            2
                                                                             ---
      RETAIL--HOME FURNISHINGS -- 0.0%
      Pier 1 Imports                                             40            1
                                                                             ---
      RETAIL--JEWELRY -- 0.0%
      Tiffany                                                    40            1
                                                                             ---
      RETAIL--OFFICE SUPPLIES -- 0.1%
      Staples                                                   100            3
                                                                             ---
      RETAIL--PET FOOD & SUPPLIES -- 0.1%
      Petco Animal Supplies*                                     70            3
                                                                             ---
      RETAIL--REGIONAL DEPARTMENT STORE-- 0.2%
      Federated Department Stores                                 6           --
      Kohl's*                                                    50            3
      Neiman--Marcus Group, Cl A                                100            6
                                                                             ---
                                                                               9
      RETAIL--RESTAURANTS -- 0.1%
      Starbucks*                                                 40            2
      Wendy's International                                      81            3
                                                                             ---
                                                                               5
      RETAIL--TOY STORE -- 0.0%
      Toys "R" Us*                                               40            1
                                                                             ---
      TELEVISION-- 0.1%
      Univision Communications,
      Cl A*                                                     180            6
                                                                             ---
      TOYS -- 0.0%
      Mattel                                                    133            2
                                                                             ---
    Total Consumer Cyclical (Cost $ 155)                                     158
                                                                             ---
    CONSUMER NON--CYCLICAL -- 1.0%
      BEVERAGES--NON--ALCOHOLIC -- 0.1%
      PepsiCo                                                    62            3
                                                                             ---
      BREWERY -- 0.1%
      Anheuser--Busch                                            56            3
                                                                             ---
      CONSUMER PRODUCTS--MISCELLANEOUS, CL A-- 0.0%
      Fossil*                                                    90            3
                                                                             ---

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER NON--CYCLICAL -- CONTINUED
      COSMETICS & TOILETRIES -- 0.1%
      Avon Products                                              50          $ 2
      Estee Lauder, Cl A                                         40            2
      Procter & Gamble                                           70            4
                                                                             ---
                                                                               8
      FOOD--DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                               150            4
                                                                             ---
      FOOD--FLOUR & GRAIN -- 0.0%
      Archer--Daniels--Midland                                   17           --
                                                                             ---
      FOOD--MEAT PRODUCTS -- 0.1%
      Smithfield Foods*                                         200            5
                                                                             ---
      FOOD--MISCELLANEOUS/DIVERSIFIED-- 0.1%
      Conagra Foods                                              85            2
      HJ Heinz                                                   33            1
                                                                             ---
                                                                               3
      FOOD--WHOLESALE/DISTRIBUTION -- 0.0%
      Sysco                                                      70            2
                                                                             ---
      TOBACCO -- 0.4%
      Altria Group                                              241           12
      UST                                                       163            7
                                                                             ---
                                                                              19
                                                                             ---
    Total Consumer Non--Cyclical (Cost $ 49)                                  50
                                                                             ---
    ENERGY -- 2.0%
      OIL & GAS DRILLING -- 0.2%
      ENSCO International                                        70            2
      GlobalSantaFe                                              90            3
      Nabors Industries*                                         30            1
      Patterson--UTI Energy                                      80            2
      Pride International*                                       70            1
      Rowan*                                                     60            2
      Transocean*                                                40            1
                                                                             ---
                                                                              12
      OIL COMPANIES--EXPLORATION & PRODUCTION-- 0.3%
      Cimarex Energy*                                            50            2
      Murphy Oil                                                 50            4
      Newfield Exploration*                                     110            6
      Noble Energy                                               10            1
      Pogo Producing                                            120            5
                                                                             ---
                                                                              18
      OIL COMPANIES--INTEGRATED -- 0.6%
      BP--ADR*                                                   91            5
      ChevronTexaco                                              67            4
      ConocoPhillips                                            209           18
      Occidental Petroleum                                      111            6
                                                                             ---
                                                                              33
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      National--Oilwell*                                         40            1
      Smith International*                                       30            2
                                                                             ---
                                                                               3

2                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                             Shares        Value
                                                                           (000)

COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
      OIL REFINING & MARKETING -- 0.3%
      Valero Energy                                            310           $13
                                                                             ---
      OIL--FIELD SERVICES -- 0.2%
      BJ Services*                                              90             5
      Schlumberger                                              30             2
      Tidewater                                                 50             1
      Weatherford International*                                20             1
                                                                             ---
                                                                               9
      PIPELINES -- 0.3%
      El Paso*                                                 250             2
      National Fuel Gas                                        150             4
      Questar                                                  150             7
      Williams                                                 110             2
                                                                             ---
                                                                              15
                                                                             ---
    Total Energy (Cost $ 105)                                                103
                                                                             ---
    FINANCIAL -- 3.9%
      COMMERCIAL BANKS--CENTRAL US -- 0.1%
      TCF Financial                                             70             2
                                                                             ---
      COMMERCIAL BANKS--EASTERN US -- 0.2%
      Commerce Bancorp                                          60             4
      North Fork Bancorporation                                100             4
                                                                             ---
                                                                               8
      COMMERCIAL BANKS--SOUTHERN US-- 0.2%
      Colonial BancGroup                                       250             6
      Popular                                                  200             5
                                                                             ---
                                                                              11
      COMMERCIAL BANKS--WESTERN US -- 0.0%
      UCBH Holdings                                             40             2
                                                                             ---
      FIDUCIARY BANKS -- 0.0%
      State Street                                              20             1
                                                                             ---
      FINANCE--CONSUMER LOANS -- 0.2%
      CIT Group                                                 60             2
      SLM                                                      154             7
                                                                             ---
                                                                               9
      FINANCE--CREDIT CARD -- 0.1%
      Capital One Financial                                     50             4
      MBNA                                                      78             2
      Providian Financial*                                     100             1
                                                                             ---
                                                                               7
      FINANCE--INVESTMENT BANKER/BROKER-- 0.3%
      Citigroup                                                126             5
      Friedman Billings Ramsey
      Group, Cl A                                              120             2
      Goldman Sachs Group                                       50             5
      JPMorgan Chase                                            42             2
      Lehman Brothers Holdings                                  20             2
                                                                             ---
                                                                              16

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      FINANCE--MORTGAGE LOAN/BANKER-- 0.3%
      Countrywide Credit Industry                               502          $16
                                                                             ---
      FINANCIAL GUARANTEE INSURANCE-- 0.1%
      MGIC Investment                                            49            3
      PMI Group                                                 100            4
                                                                             ---
                                                                               7
      INSURANCE BROKERS -- 0.1%
      Brown & Brown                                             150            6
                                                                             ---
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.1%
      Federated Investors, Cl B                                  80            2
      Franklin Resources                                         30            2
                                                                             ---
                                                                               4
      LIFE/HEALTH INSURANCE -- 0.1%
      Cigna                                                      27            2
      Lincoln National                                           10           --
                                                                             ---
                                                                               2
      MULTI--LINE INSURANCE -- 0.5%
      Allmerica Financial*                                       40            1
      Allstate                                                  131            6
      American International Group                               83            5
      Assurant*                                                  30            1
      Cincinnati Financial                                       60            3
      Hartford Financial Services
      Group                                                      49            3
      Old Republic International                                200            5
                                                                             ---
                                                                              24
      PROPERTY/CASUALTY INSURANCE -- 0.3%
      ACE                                                       102            4
      Fidelity National Financial                                40            1
      Safeco                                                    100            5
      XL Capital, Cl A                                           84            6
                                                                             ---
                                                                              16
      REAL ESTATE MANAGEMENT/SERVICES -- 0.0%
      CB Richard Ellis Group, Cl
      A*                                                         80            2
                                                                             ---
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.0%
      St. Joe                                                    30            2
                                                                             ---
      REINSURANCE -- 0.1%
      Aspen Insurance Holdings*                                  40            1
      Axis Capital Holdings                                     100            2
      Odyssey Re Holdings                                        30            1
      PartnerRe                                                  30            2
                                                                             ---
                                                                               6
      REITS--DIVERSIFIED -- 0.1%
      American Financial Realty
      Trust                                                     130            2
      Crescent Real Estate Equity                                53            1
                                                                             ---
                                                                               3
      REITS--HOTELS -- 0.1%
      Host Marriott*                                            160            2
                                                                             ---

3                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      REITS--WAREHOUSE/INDUSTRIAL -- 0.1%
      Catellus Development                                    150            $ 4
                                                                             ---
      S&L/THRIFTS--EASTERN US -- 0.0%
      NewAlliance Bancshares*                                 130              2
                                                                             ---
      S&L/THRIFTS--WESTERN US -- 0.2%
      Washington Federal                                      200              5
      Washington Mutual                                       132              5
                                                                             ---
                                                                              10
      SUPER--REGIONAL BANKS--US -- 0.7%
      Bank of America                                         437             20
      PNC Financial Services Group                             52              3
      US Bancorp                                              344             10
      Wells Fargo                                              93              5
                                                                             ---
                                                                              38
                                                                             ---
    Total Financial (Cost $ 203)                                             200
                                                                             ---
    HEALTH CARE -- 3.3%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Dentsply International                                  100              5
                                                                             ---
      DIAGNOSTIC EQUIPMENT -- 0.0%
      Cytyc*                                                  110              3
                                                                             ---
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                                  20              1
                                                                             ---
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                                   20              1
      Kinetic Concepts*                                        50              2
                                                                             ---
                                                                               3
      MEDICAL INSTRUMENTS -- 0.3%
      Boston Scientific*                                      130              4
      Guidant                                                 100              7
      St. Jude Medical*                                        90              7
                                                                             ---
                                                                              18
      MEDICAL LABS & TESTING SERVICES-- 0.1%
      Covance*                                                100              4
      Quest Diagnostics                                        20              2
                                                                             ---
                                                                               6
      MEDICAL PRODUCTS -- 0.8%
      Baxter International                                    128              4
      Becton Dickinson                                         30              2
      Cooper                                                   50              3
      Inamed*                                                  50              3
      Johnson & Johnson                                       312             18
      Stryker                                                  30              1
      Varian Medical Systems*                                 150              6
      Zimmer Holdings*                                         80              6
                                                                             ---
                                                                              43
      MEDICAL--BIOMEDICAL/GENETIC -- 0.3%
      Amgen*                                                   20              1
      Biogen Idec*                                             30              2

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
MEDICAL--BIOMEDICAL/GENETIC -- CONTINUED
      Genentech*                                                110          $ 5
      Millipore*                                                 40            2
      Protein Design Labs*                                      180            3
                                                                             ---
                                                                              13
      MEDICAL--DRUGS -- 0.5%
      Bristol--Myers Squibb                                     120            3
      Forest Laboratories*                                       70            3
      Pfizer                                                    539           16
      Schering--Plough                                          169            3
                                                                             ---
                                                                              25
      MEDICAL--GENERIC DRUGS -- 0.2%
      Barr Pharmaceuticals*                                      30            1
      Teva Pharmaceutical
      Industries--ADR                                           300            8
      Watson Pharmaceuticals*                                    40            1
                                                                             ---
                                                                              10
      MEDICAL--HMO -- 0.4%
      Anthem*                                                    39            3
      Pacificare Health Systems*                                100            3
      UnitedHealth Group                                        119            9
      WellPoint Health Networks*                                 40            4
                                                                             ---
                                                                              19
      MEDICAL--HOSPITALS -- 0.0%
      Tenet Healthcare*                                          90            1
                                                                             ---
      MEDICAL--OUTPATIENT/HOME MEDICAL-- 0.1%
      Lincare Holdings*                                          80            3
                                                                             ---
      MEDICAL--WHOLESALE DRUG DISTRIBUTORS-- 0.1%
      AmerisourceBergen                                          50            3
      Cardinal Health                                            20            1
                                                                             ---
                                                                               4
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                                      50            4
                                                                             ---
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                                              110            3
                                                                             ---
      THERAPEUTICS -- 0.1%
      Gilead Sciences*                                           80            3
      MGI Pharma*                                               130            3
                                                                             ---
                                                                               6
                                                                             ---
    Total Health Care (Cost $ 169)                                           167
                                                                             ---
    INDUSTRIAL -- 1.5%
      AEROSPACE/DEFENSE -- 0.2%
      Boeing                                                     46            2
      Lockheed Martin                                            20            1
      Northrop Grumman                                           98            5
      Rockwell Collins                                           30            1
                                                                             ---
                                                                               9

4                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
      AEROSPACE/DEFENSE--EQUIPMENT -- 0.1%
      Alliant Techsystems*                                       70          $ 4
                                                                             ---
      AIRLINES -- 0.0%
      Southwest Airlines                                        180            3
                                                                             ---
      CONTAINERS--PAPER/PLASTIC -- 0.1%
      Sealed Air*                                               100            5
                                                                             ---
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.3%
      3M                                                         10            1
      Brink's                                                    60            2
      Danaher                                                    30            1
      General Electric                                          110            4
      Honeywell International                                    53            2
      Tyco International                                        123            4
                                                                             ---
                                                                              14
      ELECTRIC PRODUCTS--MISCELLANEOUS-- 0.1%
      Emerson Electric                                           65            4
                                                                             ---
      ELECTRONIC MEASURING INSTRUMENTS-- 0.1%
      Agilent Technologies*                                      11           --
      Flir Systems*                                              40            2
      Tektronix                                                 100            3
                                                                             ---
                                                                               5
      ELECTRONICS--MILITARY -- 0.1%
      L--3 Communications Holdings                              100            7
                                                                             ---
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                                                60            3
                                                                             ---
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                                        80            3
                                                                             ---
      INSTRUMENTS--SCIENTIFIC -- 0.0%
      Applera - Applied
      Biosystems Group                                           60            1
                                                                             ---
      MACHINERY--CONSTRUCTION & MINING-- 0.1%
      Terex*                                                    100            4
                                                                             ---
      MACHINERY--FARM -- 0.1%
      Deere                                                     112            7
                                                                             ---
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                                        60            4
                                                                             ---
      NON--HAZARDOUS WASTE DISPOSAL-- 0.0%
      Waste Management                                           49            1
                                                                             ---
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.0%
      American Power Conversion                                 101            2
                                                                             ---
      TOOLS--HAND HELD -- 0.1%
      Stanley                                                    74            3
                                                                             ---
    Total Industrial (Cost $ 80)                                              79
                                                                             ---

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
    SERVICES -- 1.5%
      ADVERTISING AGENCIES -- 0.1%
      Interpublic Group*                                        270          $ 3
                                                                             ---
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                                              40            2
                                                                             ---
      COMMERCIAL SERVICES -- 0.1%
      Iron Mountain*                                             90            3
                                                                             ---
      COMMERCIAL SERVICES--FINANCE -- 0.3%
      Deluxe                                                     83            3
      H&R Block                                                 221           11
      MoneyGram International*                                   60            1
      Paychex                                                    50            2
                                                                             ---
                                                                              17
      COMPUTER SERVICES -- 0.2%
      Affiliated Computer
      Services, Cl A*                                            26            2
      Anteon International*                                      50            2
      Cognizant Technology
      Solutions, Cl A*                                          180            6
      DST Systems*                                               30            1
                                                                             ---
                                                                              11
      CONSULTING SERVICES -- 0.0%
      Accenture Limited, Cl A*                                   30            1
      UnitedGlobalCom, Cl A*                                    220            2
                                                                             ---
                                                                               3
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.2%
      Cendant                                                   380            8
      Viad                                                       10           --
                                                                             ---
                                                                               8
      E--COMMERCE/SERVICES -- 0.1%
      eBay*                                                      50            5
      Monster Worldwide*                                         90            2
                                                                             ---
                                                                               7
      HUMAN RESOURCES -- 0.1%
      Manpower                                                   60            3
                                                                             ---
      RENTAL AUTO/EQUIPMENT -- 0.0%
      Rent--A--Center*                                          100            2
                                                                             ---
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                                       100            7
      Education Management*                                      50            1
      Strayer Education                                          10            1
                                                                             ---
                                                                               9
      TELEPHONE--INTEGRATED -- 0.2%
      AT&T                                                      270            5
      BellSouth                                                  35            1
      Verizon Communications                                     60            2
                                                                             ---
                                                                               8
                                                                             ---
    Total Services (Cost $ 76)                                                76
                                                                             ---

5                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
    TECHNOLOGY -- 4.3%
      APPLICATIONS SOFTWARE -- 0.4%
      Citrix Systems*                                            90          $ 2
      Infosys Technologies ADR*                                  40            2
      Intuit*                                                    60            3
      Microsoft                                                 170            5
      Satyam Computer Services                                   80            2
      Siebel Systems*                                           180            2
      Wipro ADR                                                 100            2
                                                                             ---
                                                                              18
      CELLULAR TELECOMMUNICATIONS -- 0.4%
      Nextel Communications, Cl A*                              180            5
      NII Holdings*                                              80            4
      NTT DoCoMo                                                  7           12
                                                                             ---
                                                                              21
      COMPUTER AIDED DESIGN -- 0.1%
      Autodesk                                                   60            3
                                                                             ---
      COMPUTERS -- 0.3%
      Dell Computer*                                             50            2
      International Business
      Machines                                                  157           14
                                                                             ---
                                                                              16
      COMPUTERS--MEMORY DEVICES -- 0.1%
      EMC*                                                      160            2
      Network Appliance*                                        150            4
                                                                             ---
                                                                               6
      DATA PROCESSING/MANAGEMENT -- 0.2%
      Dun & Bradstreet*                                          20            1
      Fiserv*                                                    60            2
      NAVTEQ*                                                    50            2
      SEI Investments                                            40            2
      Veritas Software*                                         220            5
                                                                             ---
                                                                              12
      DECISION SUPPORT SOFTWARE -- 0.0%
      Cognos*                                                    50            2
                                                                             ---
      ELECTRONIC COMPONENTS--MISCELLANEOUS-- 0.2%
      Flextronics International*                                250            3
      Jabil Circuit*                                            120            3
      Sanmina--SCI*                                             370            3
                                                                             ---
                                                                               9
      ELECTRONIC COMPONENTS--SEMICONDUCTORS-- 0.5%
      Broadcom, Cl A*                                           160            4
      Intel                                                     172            4
      Intersil, Cl A                                             40            1
      Qlogic*                                                   120            4
      Texas Instruments                                         339            8
      Xilinx                                                    100            3
                                                                             ---
                                                                              24
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                                              50            3
                                                                             ---
      ENTERPRISE SOFTWARE/SERVICES-- 0.2%
      Ascential Software*                                        20           --
      BMC Software*                                             120            2

                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
ENTERPRISE SOFTWARE/SERVICES -- CONTINUED
      Oracle*                                                 256          $   4
      SAP ADR*                                                120              5
                                                                           -----
                                                                              11
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.0%
      Avocent*                                                 50              2
                                                                           -----
      INTERNET SECURITY -- 0.2%
      Symantec*                                               165             10
      VeriSign*                                               120              3
                                                                           -----
                                                                              13
      NETWORKING PRODUCTS -- 0.4%
      Cisco Systems*                                          725             14
      Juniper Networks*                                        70              2
      Polycom*                                                130              2
                                                                           -----
                                                                              18
      OFFICE AUTOMATION & EQUIPMENT-- 0.0%
      Pitney Bowes                                             40              2
      Xerox*                                                   70              1
                                                                           -----
                                                                               3
      SEMICONDUCTOR COMPONENTS--INTEGRATED CIRCUITS-- 0.1%
      Analog Devices                                           50              2
      Integrated Circuit Systems*                              50              1
      Integrated Device
      Technology*                                             120              2
      Maxim Integrated Products                                30              1
                                                                           -----
                                                                               6
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                                       80              1
                                                                           -----
      TELECOMMUNICATIONS EQUIPMENT-- 0.2%
      Avaya*                                                  373              5
      Comverse Technology*                                    160              3
      Lucent Technologies*                                    450              2
                                                                           -----
                                                                              10
      TELECOMMUNICATIONS SERVICES -- 0.3%
      Amdocs*                                                 250              6
      Telecom Corp of New Zealand                           2,397              9
                                                                           -----
                                                                              15
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                                             120              3
                                                                           -----
      WEB PORTALS/ISP -- 0.2%
      Yahoo!*                                                 250              9
                                                                           -----
      WIRELESS EQUIPMENT -- 0.3%
      Motorola                                                533              9
      Qualcomm                                                110              5
                                                                           -----
                                                                              14
                                                                           -----
    Total Technology (Cost $ 208)                                            219
                                                                           -----

6                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
    TRANSPORTATION -- 0.5%
      TRANSPORT--MARINE -- 0.1%
      Overseas Shipholding Group                              100          $   6
                                                                           -----
      TRANSPORT--SERVICES -- 0.2%
      Expeditors International
      Washington                                              100              6
      United Parcel Service, Cl B                              27              2
                                                                           -----
                                                                               8
      TRANSPORT--TRUCK -- 0.1%
      JB Hunt Transport Services                              130              5
                                                                           -----
      TRANSPORTATION--RAIL -- 0.1%
      Burlington Northern Santa Fe                            129              5
                                                                           -----
    Total Transportation (Cost $ 22)                                          24
                                                                           -----
    UTILITIES -- 0.6%
      ELECTRIC--INTEGRATED -- 0.5%
      Alliant Energy                                           30              1
      Centerpoint Energy                                      105              1
      Duke Energy                                             119              3
      Edison International                                    155              5
      Entergy                                                  72              5
      OGE Energy                                              200              5
      Public Service Enterprise
      Group                                                    40              1
      TXU                                                      89              5
                                                                           -----
                                                                              26
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.1%
      American Electric Power                                  82              3
                                                                           -----
    Total Utilities (Cost $ 27)                                               29
                                                                           -----
  Total Common Stock
  (Cost $1,124)                                                            1,134
                                                                           -----

FOREIGN COMMON STOCK -- 6.6%
    AUSTRALIA -- 0.5%
      BlueScope Steel                                       1,400              8
      Caltex Australia Limited*                               700              5
      QBE Insurance Group                                     950             10
      Sims Group*                                             398              4
                                                                           -----
    Total Australia                                                           27
                                                                           -----
    BELGIUM -- 0.2%
      Dexia                                                   625             12
                                                                           -----
    BERMUDA -- 0.1%
      Renaissancere Holdings                                  100              5
                                                                           -----
    CANADA -- 0.4%
      Dofasco*                                                135              4
      Encana                                                   45              2
      Goldcorp                                                300              4
      Precision Drilling*                                      50              3
      Telesystem International
      Wireless*                                               500              6
                                                                           -----
    Total Canada                                                              19
                                                                           -----

                                                         Shares            Value
                                                                           (000)

FOREIGN COMMON STOCK -- CONTINUED
    FINLAND -- 0.1%
      Rautaruukki*                                         400             $   4
                                                                           -----
    FRANCE -- 0.5%
      BNP Paribas                                          100                 7
      Carrefour*                                           150                 6
      Societe Generale*                                     75                 7
      Total                                                 15                 3
                                                                           -----
    Total France                                                              23
                                                                           -----
    GERMANY -- 0.2%
      Allianz*                                              45                 5
      Schering*                                            104                 7
                                                                           -----
    Total Germany                                                             12
                                                                           -----
    HONG KONG -- 0.1%
      Yue Yuen Industrial Holdings                       1,500                 4
                                                                           -----
    ITALY -- 0.1%
      Banca Intesa*                                      1,400                 6
                                                                           -----
    JAPAN -- 1.5%
      Bosch Auto Systems*                                   15                --
      Honda Motor                                          220                10
      Kawasaki Kisen Kaisha                              1,600                11
      Mitsui OSK Lines                                   1,800                11
      Nippon Steel                                       4,700                11
      Nippon Yusen Kabushiki
      Kaisha                                             2,000                10
      Santen Pharmaceutical                                250                 5
      Seiko Epson                                          300                12
      Toshiba TEC*                                       1,000                 4
                                                                           -----
    Total Japan                                                               74
                                                                           -----
    NETHERLANDS -- 0.4%
      Aegon*                                               425                 5
      CNH Global                                           200                 3
      ING Groep*                                           480                13
                                                                           -----
    Total Netherlands                                                         21
                                                                           -----
    NORWAY -- 0.2%
      Statoil ASA*                                         740                11
                                                                           -----
    SPAIN -- 0.1%
      Telefonica*                                          300                 5
                                                                           -----
    SWEDEN -- 0.2%
      TeliaSonera                                        2,100                11
                                                                           -----
    SWITZERLAND -- 0.3%
      Geberit*                                              13                 8
      Zurich Financial Services*                            60                 9
                                                                           -----
    Total Switzerland                                                         17
                                                                           -----
    UNITED KINGDOM -- 1.7%
      Alliance Unichem                                     640                 8
      Corus Group*                                       5,000                 4
      HBOS                                                 530                 7
      HSBC Holdings                                        600                10
      Imperial Tobacco Group ADR                            89                 4
      International Power*                               2,100                 6
      Next                                                 153                 5


7                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)


                                                     Shares / Face         Value
                                                      Amount (000)         (000)

FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM -- CONTINUED
      Royal Bank of Scotland Group                         515            $   15
      SABMiller                                            660                10
      Shell Transport & Trading                          1,900                15
      William Hill                                         470                 4
                                                                          ------
    Total United Kingdom                                                      88
                                                                          ------
  Total Foreign Common Stock
  (Cost $338)                                                                339
                                                                          ------

FOREIGN PREFERRED STOCK -- 0.3%
    GERMANY -- 0.3%
      Porsche*                                              12                 8
      ProSieben SAT.1 Media*                               243                 4
                                                                          ------
    Total Germany                                                             12
                                                                          ------
  Total Foreign Preferred Stock
  (Cost $12)                                                                  12
                                                                          ------

RESIDENTIAL MORTGAGES--AGENCY -- 16.4%
      Federal Home Loan Mortgage
      Corporation 30 year
      6.000%, 08/01/29                                  $   41                42
      Federal National Mortgage
      Association (B)
      1.790%, 11/15/04                                     250               250
      Federal National
      Mortgage
      Association 30 year
      6.500%, 10/01/34                                      64                68
      Federal National Mortgage
      Association 30 year
      5.500%, 09/01/34                                     226               230
      Federal National Mortgage
      Association 30 year TBA
      6.000%, 11/01/14                                     240               249
                                                                          ------
  Total Residential Mortgages--Agency
  (Cost $836)                                                                839
                                                                          ------

ASSET--BACKED SECURITIES -- 0.9%
      AUTO & TRANSPORTATION -- 0.4%
      Harley Davidson Motorcycle
      Trust, Ser 2003--4, Cl A2
      2.690%, 04/15/11                                      20                20

      HOME EQUITY LOANS -- 0.5%
      GE Capital Commercial
      Mortgage, Ser 2004--C3, Cl
      A3(C)
      4.865%, 07/10/39                                      25                26
                                                                          ------
  Total Asset--Backed Securities
  (Cost $46)                                                                  46
                                                                          ------

CORPORATE BONDS -- 18.8%
      Allegheny Energy Supply 144A
      8.250%, 04/15/12                                      18                20
      Amkor Technologies
      7.125%, 03/15/11                                      18                16

                                                           Face            Value
                                                       Amount (000)        (000)

CORPORATE BONDS-- CONTINUED
      AT&T Wireless Services
      8.750%, 03/01/31                                  $    20           $   27
      Bank One
      5.900%, 11/15/11                                       30               32
      Baxter International
      5.250%, 05/01/07                                       30               31
      BCP Caylux Holdings 144A
      9.625%, 06/15/14                                       18               20
      Broder Brothers
      11.250%, 10/15/10                                      20               20
      Carnival
      3.750%, 11/15/07                                       30               30
      Caterpillar Finance
      Services MTN, Ser F
      3.700%, 08/15/08                                       35               35
      Cendant Corp
      6.250%, 01/15/08                                       20               22
      Citizens Communications
      9.250%, 05/15/11                                       18               21
      Countrywide Home Loan MTN
      3.250%, 05/21/08                                       20               20
      Echostar 144A
      6.625%, 10/01/14                                       18               18
      General Electric Capital
      MTN, Ser A
      6.875%, 11/15/10                                       35               40
      General Motors
      8.375%, 07/15/33                                       20               21
      Hewlett--Packard
      5.750%, 12/15/06                                       20               21
      Household Finance
      6.375%, 11/27/12                                       20               22
      IBM
      4.875%, 10/01/06                                       30               31
      International Lease Finance
      MTN, Ser P
      3.300%, 01/23/08                                       20               20
      John Deere Capital MTN, Ser
      D
      3.750%, 01/13/09                                       35               35
      Merril Lynch MTN, Ser C
      4.125%, 09/10/09                                       30               30
      MGM Mirage
      5.875%, 02/27/14                                       18               18
      Morgan Stanley
      4.750%, 04/01/14                                       30               29
      Motorola
      4.608%, 11/16/07                                       40               41
      Ocean Energy
      4.375%, 10/01/07                                       20               21
      Progress Energy
      6.750%, 03/01/06                                       30               32
      PSE&G Power
      6.950%, 06/01/12                                       15               17
      Qwest 144A
      9.125%, 03/15/12                                       18               20
      Reed Elsevier Capital
      6.125%, 08/01/06                                       40               42
      Schering--Plough
      6.750%, 12/01/33                                       20               22
      SLM MTN, Ser A
      3.950%, 08/15/08                                       15               15
      Solo Cup
      8.500%, 02/15/14                                       18               18
      Sprint Capital
      6.000%, 01/15/07                                       20               21


8                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Conservative Portfolio
October 31, 2004(Unaudited)

                                                          Face             Value
                                                      Amount (000)         (000)

CORPORATE BONDS-- CONTINUED
      Time Warner
      7.625%, 04/15/31                                  $  30             $   36
      UGS 144A
      10.000%, 06/01/12                                    18                 20
      US Bank
      5.700%, 12/15/08                                     30                 32
      Verizon Wireless
      5.375%, 12/15/06                                     20                 21
      Xcel Energy
      7.000%, 12/01/10                                     20                 23
                                                                          ------
  Total Corporate Bonds
  (Cost $958)                                                                960
                                                                          ------

FOREIGN BONDS-- 0.4%
      United Mexican States MTN,
      Ser A
      7.500%, 04/08/33                                     20                 21
                                                                          ------
  Total Foreign Bonds
  (Cost $21)                                                                  21
                                                                          ------

U.S. TREASURY OBLIGATIONS -- 7.5%
      U.S. Treasury Bond
      5.375%, 02/15/31                                     75                 82
      U.S. Treasury Bond
      4.000%, 02/15/14                                    100                100
      U.S. Treasury Note
      3.875%, 05/15/09                                    195                200
                                                                          ------
  Total U.S. Treasury Obligations
  (Cost $378)                                                                382
                                                                          ------

REPURCHASE AGREEMENT-- 23.5%
    Deutsche Bank 1.86%, dated
    10/29/04, to be repurchased
    on 11/01/04, repurchase price
    $1,198,409 (collateralized by
    U.S. Government Obligations
    Par value $1,237,000, 5.00%,
    07/02/18; total market value
    $1,222,317)(A)                                      1,198              1,198
                                                                          ------
  Total Repurchase Agreement
  (Cost $1,198)                                                            1,198
                                                                          ------

  Total Investments (96.6%)
  (Cost $4,911)                                                           $4,931
                                                                          ------

 Other Assets and Liabilities,
  Net (3.4%)                                                                 175
                                                                          ------

Total Net Assets (100.0%)                                                 $5,106
                                                                          ======

* Non-income producing security.

(A)-- Tri-party repurchase agreement

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Variable rate security -- the rate reported is the rate as of October 31, 2004.

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

TBA -- Securities traded under delayed delivery commitments settling after October 31, 2004. Income on these securities will not be earned until settle date.

 Cost figures are shown with "000's" omitted.




       At October 31, 2004, the tax basis cost of the Portfolio's investments was $4,911,119, and the unrealized appreciation and depreciation were $54,253 and $34,731, respectively.


       For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Old Mutual Advisor Funds Significant Accounting Policies included in this report.


9                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- 42.4%
    BASIC MATERIALS -- 1.2%
      AGRICULTURAL CHEMICALS -- 0.1%
      Potash Corporation of
      Saskatchewan                                               60          $ 4
                                                                             ---
      CHEMICALS--DIVERSIFIED -- 0.6%
      Dow Chemical                                              971           44
      Lyondell Chemical                                         198            4
      Olin                                                      840           16
                                                                             ---
                                                                              64
      CHEMICALS--SPECIALTY -- 0.1%
      Cabot Microelectronics*                                   100            4
      Eastman Chemical                                           90            4
                                                                             ---
                                                                               8
      COAL -- 0.0%
      Peabody Energy                                             60            4
                                                                             ---
      CONTAINERS--METAL/GLASS -- 0.0%
      Crown Holdings*                                           300            3
                                                                             ---
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals                                   50            2
      Airgas                                                    400           10
                                                                             ---
                                                                              12
      METAL--COPPER -- 0.1%
      Southern Peru Copper                                      200            9
                                                                             ---
      PAPER & RELATED PRODUCTS -- 0.1%
      International Paper                                        90            4
      Schweitzer--Mauduit
      International                                             100            3
                                                                             ---
                                                                               7
      STEEL--PRODUCERS-- 0.1%
      Schnitzer Steel Industries,
      Cl A                                                      100            3
      Steel Dynamics                                            200            6
                                                                             ---
                                                                               9
                                                                             ---
    Total Basic Materials (Cost $ 123)                                       120
                                                                             ---
    CONSUMER CYCLICAL -- 5.9%
      APPAREL MANUFACTURERS -- 0.2%
      Carter's*                                                 250            8
      Coach*                                                    130            6
      Columbia Sportswear*                                       70            4
      Polo Ralph Lauren                                          90            3
                                                                             ---
                                                                              21
      ATHLETIC FOOTWEAR -- 0.0%
      Nike, Cl B                                                 50            4
                                                                             ---
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Harman International
      Industries                                                 40            5
                                                                             ---
      AUTO/TRUCK PARTS & EQUIPMENT--ORIGINAL-- 0.1%
      BorgWarner                                                150            7
                                                                             ---

                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      BROADCAST SERVICES/PROGRAMMING-- 0.1%
      Citadel Broadcasting*                                   350          $   5
      Clear Channel Communications                            100              3
                                                                           -----
                                                                               8
      BUILDING--RESIDENTIAL/COMMERCIAL-- 0.3%
      DR Horton                                               120              4
      KB Home                                                 186             15
      Lennar, Cl A                                             70              3
      Orleans Homebuilders*                                   330              7
      Pulte Homes                                              40              2
                                                                           -----
                                                                              31
      CABLE TV -- 0.2%
      EchoStar Communications, Cl
      A*                                                      160              5
      Insight Communications, Cl
      A*                                                      590              5
      Mediacom Communications, Cl
      A*                                                    1,240              8
                                                                           -----
                                                                              18
      CASINO SERVICES -- 0.2%
      International Game
      Technology                                              300             10
      Scientific Games, Cl A*                                 400              8
                                                                           -----
                                                                              18
      CRUISE LINES -- 0.3%
      Carnival                                                354             18
      Royal Caribbean Cruises                                 240             11
                                                                           -----
                                                                              29
      ENTERTAINMENT SOFTWARE -- 0.1%
      Electronic Arts*                                        225             10
                                                                           -----
      HOTELS & MOTELS -- 0.3%
      Fairmont Hotels & Resorts                                50              1
      Jameson Inns*                                         4,450              8
      Lodgian*                                                360             --
      Marriott International, Cl A                            100              6
      Starwood Hotels & Resorts
      Worldwide                                               279             13
                                                                           -----
                                                                              28
      LEISURE & RECREATIONAL PRODUCTS -- 0.1%
      Brunswick                                               160              7
                                                                           -----
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley--Davidson                                         60              3
                                                                           -----
      MULTIMEDIA-- 0.5%
      Entravision Communications,
      Cl A*                                                 1,370             11
      EW Scripps, Cl A                                         90              4
      Time Warner*                                            110              2
      Walt Disney                                           1,553             39
                                                                           -----
                                                                              56
      PUBLISHING--BOOKS -- 0.1%
      Scholastic*                                             420             13
                                                                           -----

1                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                           Shares          Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      PUBLISHING--NEWSPAPERS -- 0.2%
      Journal Register*                                      480           $   9
      New York Times, Cl A                                   120               5
      Tribune                                                120               5
                                                                           -----
                                                                              19
      PUBLISHING--PERIODICALS -- 0.0%
      Reader's Digest Association                             90               1
                                                                           -----
      RADIO -- 0.4%
      Cumulus Media, Cl A*                                   150               2
      Emmis Communications, Cl A*                            410               8
      Radio One, Cl A*                                       670              10
      Spanish Broadcasting
      System, Cl A*                                        1,440              15
      Westwood One*                                          230               5
                                                                           -----
                                                                              40
      RETAIL--APPAREL/SHOE -- 0.4%
      AnnTaylor Stores*                                      200               5
      Charming Shoppes*                                    1,200               9
      Children's Place*                                      300               9
      Jos A Bank Clothiers*                                  200               6
      Kenneth Cole Productions,
      Cl A                                                   120               3
      Too*                                                   410               9
                                                                           -----
                                                                              41
      RETAIL--ARTS & CRAFTS -- 0.1%
      Michaels Stores                                        400              12
                                                                           -----
      RETAIL--AUTO PARTS -- 0.1%
      Autozone*                                              168              14
                                                                           -----
      RETAIL--BEDDING -- 0.1%
      Bed Bath & Beyond*                                     150               6
                                                                           -----
      RETAIL--BOOKSTORE -- 0.1%
      Barnes & Noble*                                        400              13
                                                                           -----
      RETAIL--BUILDING PRODUCTS -- 0.1%
      Lowe's                                                 240              14
                                                                           -----
      RETAIL--CONSUMER ELECTRONICS -- 0.0%
      Best Buy                                                50               3
                                                                           -----
      RETAIL--CONVENIENCE STORE -- 0.1%
      7--Eleven*                                             300               6
                                                                           -----
      RETAIL--DISCOUNT -- 0.6%
      Costco Wholesale                                        90               5
      Dollar General                                         172               3
      Dollar Tree Stores*                                     80               2
      Target                                                 100               5
      Wal--Mart Stores                                       963              52
                                                                           -----
                                                                              67
      RETAIL--DRUG STORE -- 0.1%
      CVS                                                    170               7
      Walgreen                                               130               5
                                                                           -----
                                                                              12

                                                             Shares        Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      RETAIL--GARDENING PRODUCTS -- 0.0%
      Tractor Supply*                                          100           $ 4
                                                                             ---
      RETAIL--HOME FURNISHINGS -- 0.0%
      Pier 1 Imports                                            90             2
                                                                             ---
      RETAIL--JEWELRY -- 0.0%
      Tiffany                                                   90             3
                                                                             ---
      RETAIL--OFFICE SUPPLIES -- 0.1%
      Staples                                                  250             7
                                                                             ---
      RETAIL--PAWN SHOPS -- 0.1%
      Cash America International                               200             5
                                                                             ---
      RETAIL--PET FOOD & SUPPLIES -- 0.1%
      Petco Animal Supplies*                                   200             7
                                                                             ---
      RETAIL--PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                                      200             7
                                                                             ---
      RETAIL--REGIONAL DEPARTMENT STORE-- 0.2%
      Federated Department Stores                               25             1
      Kohl's*                                                   90             5
      Neiman--Marcus Group, Cl A                               200            12
                                                                             ---
                                                                              18
      RETAIL--RESTAURANTS -- 0.1%
      Starbucks*                                               100             6
      Wendy's International                                    157             5
                                                                             ---
                                                                              11
      RETAIL--SPORTING GOODS -- 0.1%
      Gander Mountain*                                         290             6
                                                                             ---
      RETAIL--TOY STORE -- 0.0%
      Toys "R" Us*                                              90             2
                                                                             ---
      TELEVISION-- 0.2%
      Sinclair Broadcast Group,
      Cl A                                                     760             5
      Univision Communications,
      Cl A*                                                    390            12
                                                                             ---
                                                                              17
      THEATERS -- 0.0%
      Carmike Cinemas*                                         100             4
                                                                             ---
      TOYS -- 0.1%
      Leapfrog Enterprises*                                    260             3
      Mattel                                                   258             5
                                                                             ---
                                                                               8
                                                                             ---
    Total Consumer Cyclical (Cost $ 600)                                     607
                                                                             ---
    CONSUMER NON--CYCLICAL -- 1.4%
      BEVERAGES--NON--ALCOHOLIC -- 0.1%
      PepsiCo                                                  193             9
                                                                             ---
      BREWERY -- 0.1%
      Anheuser--Busch                                          234            12
                                                                             ---

2                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER NON--CYCLICAL -- CONTINUED
      CONSUMER PRODUCTS--MISCELLANEOUS, CL A -- 0.1%
      Fossil*                                                   210          $ 6
                                                                             ---
      COSMETICS & TOILETRIES -- 0.2%
      Avon Products                                             130            5
      Estee Lauder, Cl A                                        100            5
      Procter & Gamble                                          180            9
                                                                             ---
                                                                              19
      FOOD--DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                               300            9
                                                                             ---
      FOOD--FLOUR & GRAIN -- 0.0%
      Archer--Daniels--Midland                                   65            1
                                                                             ---
      FOOD--MEAT PRODUCTS -- 0.1%
      Smithfield Foods*                                         400           10
                                                                             ---
      FOOD--MISCELLANEOUS/DIVERSIFIED-- 0.1%
      Conagra Foods                                             164            5
      HJ Heinz                                                   64            2
                                                                             ---
                                                                               7
      FOOD--WHOLESALE/DISTRIBUTION -- 0.0%
      Sysco                                                     160            5
                                                                             ---
      POULTRY -- 0.1%
      Sanderson Farms                                           200            6
                                                                             ---
      TOBACCO -- 0.5%
      Altria Group                                              792           38
      UST                                                       474           20
                                                                             ---
                                                                              58
                                                                             ---
    Total Consumer Non--Cyclical (Cost $ 141)                                142
                                                                             ---
    ENERGY -- 3.4%
      OIL & GAS DRILLING -- 0.3%
      Atwood Oceanics*                                           70            3
      ENSCO International                                       170            5
      GlobalSantaFe                                             200            6
      Nabors Industries*                                         60            3
      Patterson--UTI Energy                                     180            4
      Pride International*                                      160            3
      Rowan*                                                    140            4
      Transocean*                                                90            3
                                                                             ---
                                                                              31
      OIL COMPANIES--EXPLORATION & PRODUCTION-- 0.9%
      Berry Petroleum, Cl A                                     200            8
      Cimarex Energy*                                           100            3
      Comstock Resources*                                       400            9
      Houston Exploration*                                      100            6
      Magnum Hunter Resources*                                  400            5
      Meridian Resource*                                        610            5
      Murphy Oil                                                100            8
      Newfield Exploration*                                     220           13
      Noble Energy                                               20            1
      Penn Virginia                                             200            7
      Pogo Producing                                            250           11
      Range Resources                                           160            2

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
OIL COMPANIES--EXPLORATION & PRODUCTION-- CONTINUED
      Stone Energy*                                             100          $ 4
      Unit*                                                     100            4
      Vintage Petroleum                                         220            5
                                                                             ---
                                                                              91
      OIL COMPANIES--INTEGRATED -- 0.9%
      BP--ADR*                                                  177           10
      ChevronTexaco                                             130            7
      ConocoPhillips                                            725           61
      Occidental Petroleum                                      215           12
                                                                             ---
                                                                              90
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      Lone Star Technologies*                                   170            5
      National--Oilwell*                                        100            3
      Smith International*                                       70            4
                                                                             ---
                                                                              12
      OIL REFINING & MARKETING -- 0.5%
      Frontier Oil                                              230            6
      Giant Industries*                                         200            4
      Tesoro*                                                   200            6
      Valero Energy                                             859           37
                                                                             ---
                                                                              53
      OIL--FIELD SERVICES -- 0.4%
      BJ Services*                                              297           15
      CAL Dive International*                                   125            4
      Core Laboratories*                                        220            5
      Schlumberger                                               80            5
      Tidewater                                                 120            4
      W--H Energy Services*                                     220            5
      Weatherford International*                                 50            3
                                                                             ---
                                                                              41
      PIPELINES -- 0.3%
      El Paso*                                                  580            5
      National Fuel Gas                                         300            9
      Questar                                                   300           14
      Williams                                                  250            3
                                                                             ---
                                                                              31
                                                                             ---
    Total Energy (Cost $ 355)                                                349
                                                                             ---
    FINANCIAL -- 9.6%
      COMMERCIAL BANKS--CENTRAL US -- 0.2%
      Bank Mutual                                               155            2
      TCF Financial                                             160            5
      Texas Regional Bancshares,
      Cl A                                                      100            3
      Wintrust Financial                                        200           12
                                                                             ---
                                                                              22
      COMMERCIAL BANKS--EASTERN US -- 0.2%
      Bancorp Bank*                                              70            1
      Commerce Bancorp                                          130            8
      North Fork Bancorporation                                 200            9

3                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
COMMERCIAL BANKS--EASTERN US -- CONTINUED
      Signature Bank*                                         250          $   7
                                                                           -----
                                                                              25
      COMMERCIAL BANKS--SOUTHERN US-- 0.3%
      Colonial BancGroup                                      500             11
      Oriental Financial Group                                300              8
      Popular                                                 500             13
                                                                           -----
                                                                              32
      COMMERCIAL BANKS--WESTERN US -- 0.1%
      UCBH Holdings                                           280             12
                                                                           -----
      FIDUCIARY BANKS -- 0.0%
      State Street                                             50              2
                                                                           -----
      FINANCE--CONSUMER LOANS -- 0.5%
      Asta Funding                                            100              2
      CIT Group                                               150              6
      Collegiate Funding Services
      LLC*                                                    910             11
      Portfolio Recovery
      Associates*                                             350             12
      SLM                                                     313             14
      World Acceptance*                                       200              5
                                                                           -----
                                                                              50
      FINANCE--CREDIT CARD -- 0.2%
      Capital One Financial                                   110              8
      MBNA                                                    152              4
      Metris*                                                 730              7
      Providian Financial*                                    230              4
                                                                           -----
                                                                              23
      FINANCE--INVESTMENT BANKER/BROKER-- 0.3%
      Citigroup                                               267             12
      Friedman Billings Ramsey
      Group, Cl A                                             280              5
      Goldman Sachs Group                                     120             12
      JPMorgan Chase                                           82              3
      Lehman Brothers Holdings                                 50              4
                                                                           -----
                                                                              36
      FINANCE--MORTGAGE LOAN/BANKER -- 0.5%
      Accredited Home Lenders
      Holding*                                                 70              2
      Countrywide Credit Industry                           1,620             52
                                                                           -----
                                                                              54
      FINANCE--OTHER SERVICES -- 0.1%
      Asset Acceptance Capital*                                90              2
      eSpeed, Cl A*                                           365              3
                                                                           -----
                                                                               5
      FINANCIAL GUARANTEE INSURANCE-- 0.1%
      MGIC Investment                                          96              6
      PMI Group                                               200              8
                                                                           -----
                                                                              14
      INSURANCE BROKERS -- 0.2%
      Brown & Brown                                           300             13

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
INSURANCE BROKERS -- CONTINUED
      Hilb Rogal & Hobbs                                        330          $10
                                                                             ---
                                                                              23
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.2%
      Affiliated Managers Group*                                160            9
      Federated Investors, Cl B                                 180            5
      Franklin Resources                                         70            4
                                                                             ---
                                                                              18
      LIFE/HEALTH INSURANCE -- 0.1%
      Cigna                                                      53            4
      Lincoln National                                           50            2
                                                                             ---
                                                                               6
      MULTI--LINE INSURANCE -- 0.6%
      Allmerica Financial*                                      280            8
      Allstate                                                  321           15
      American International Group                              323           20
      Assurant*                                                  70            2
      Cincinnati Financial                                      140            6
      Hartford Financial Services
      Group                                                      96            6
      Old Republic International                                400            9
                                                                             ---
                                                                              66
      PROPERTY/CASUALTY INSURANCE -- 0.6%
      ACE                                                       427           16
      Bristol West Holdings*                                    370            6
      EMC Insurance Group                                       300            6
      Fidelity National Financial                                90            3
      Philadelphia Consolidated
      Holding*                                                  100            6
      PMA Capital, Cl A                                         600            5
      Safeco                                                    200            9
      XL Capital, Cl A                                          174           13
                                                                             ---
                                                                              64
      REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
      CB Richard Ellis Group, Cl
      A*                                                        415           11
      Trammell Crow*                                            250            4
                                                                             ---
                                                                              15
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.1%
      Brookfield Properties                                     240            8
      St. Joe                                                    70            4
                                                                             ---
                                                                              12
      REINSURANCE -- 0.2%
      Aspen Insurance Holdings*                                  90            2
      Axis Capital Holdings                                     230            6
      Odyssey Re Holdings                                       210            4
      PartnerRe                                                  70            4
                                                                             ---
                                                                              16
      REITS--APARTMENTS -- 0.5%
      AvalonBay Communities                                     100            6
      BRE Properties, Cl A                                      370           15
      Equity Residential                                        364           12
      GMH Communities Trust*                                    240            3

4                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                          Shares           Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
REITS--APARTMENTS -- CONTINUED
      Home Properties of New York                           161            $   7
      United Dominion Realty Trust                          288                6
                                                                           -----
                                                                              49
      REITS--DIVERSIFIED -- 1.0%
      Alexandria Real Estate
      Equities                                               86                6
      American Financial Realty
      Trust                                                 300                4
      Arden Realty                                          130                4
      BioMed Realty Trust*                                   53                1
      Boston Properties                                     186               11
      Capital Automotive                                    177                6
      Colonial Properties Trust                              91                3
      Corporate Office Properties
      Trust                                                 100                3
      Crescent Real Estate Equity                           103                2
      Duke Realty                                           237                8
      Government Properties Trust*                          289                3
      Kilroy Realty                                          73                3
      Lexington Corporate
      Properties Trust                                      245                5
      Liberty Property Trust                                137                6
      Mack--Cali Realty                                     124                5
      PS Business Parks                                     223               10
      SL Green Realty                                       103                6
      Vornado Realty Trust                                  267               18
                                                                           -----
                                                                             104
      REITS--HOTELS -- 0.5%
      Host Marriott*                                      1,115               16
      Innkeepers USA Trust                                  123                2
      LaSalle Hotel Properties                              405               12
      Meristar Hospitality*                               3,090               18
      Strategic Hotel Capital*                              147                2
                                                                           -----
                                                                              50
      REITS--MORTGAGE -- 0.1%
      HomeBanc*                                           1,090                9
                                                                           -----
      REITS--REGIONAL MALLS -- 0.4%
      CBL & Associates Properties                            91                6
      Rouse                                                 142               10
      Simon Property Group                                  416               24
                                                                           -----
                                                                              40
      REITS--SHOPPING CENTERS -- 0.4%
      Developers Diversified
      Realty                                                226                9
      Pan Pacific Retail
      Properties                                            189               11
      Realty Income                                          62                3
      Regency Centers                                       244               12
      Tanger Factory Outlet
      Centers                                                83                4
      Weingarten Realty Investors                           126                5
                                                                           -----
                                                                              44
      REITS--STORAGE -- 0.2%
      Extra Space Storage*                                  398                5
      Public Storage                                        163                9
      U--Store--It Trust*                                   100                2
                                                                           -----
                                                                              16

                                                           Shares          Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      REITS--WAREHOUSE/INDUSTRIAL -- 0.2%
      Catellus Development                                   300           $   9
      Prologis                                               237               9
                                                                           -----
                                                                              18
      S&L/THRIFTS--CENTRAL US -- 0.1%
      Franklin Bank*                                         440               7
                                                                           -----
      S&L/THRIFTS--EASTERN US -- 0.1%
      Brookline Bancorp                                      220               3
      NewAlliance Bancshares*                                580               8
                                                                           -----
                                                                              11
      S&L/THRIFTS--SOUTHERN US -- 0.0%
      Ocwen Financial*                                       400               3
                                                                           -----
      S&L/THRIFTS--WESTERN US -- 0.2%
      Washington Federal                                     400              10
      Washington Mutual                                      321              13
                                                                           -----
                                                                              23
      SUPER--REGIONAL BANKS--US -- 1.3%
      Bank of America                                      1,597              72
      PNC Financial Services Group                           101               5
      US Bancorp                                           1,435              41
      Wells Fargo                                            202              12
                                                                           -----
                                                                             130
                                                                           -----
    Total Financial (Cost $ 996)                                             999
                                                                           -----
    HEALTH CARE -- 5.1%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Dentsply International                                 200              10
                                                                           -----
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                                 270               7
                                                                           -----
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                                 50               2
                                                                           -----
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      ICU Medical*                                           330               7
                                                                           -----
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                                  50               3
      Kinetic Concepts*                                      120               6
                                                                           -----
                                                                               9
      MEDICAL INSTRUMENTS -- 0.4%
      Boston Scientific*                                     330              12
      Guidant                                                250              17
      St. Jude Medical*                                      190              14
                                                                           -----
                                                                              43
      MEDICAL LABS & TESTING SERVICES-- 0.1%
      Covance*                                               200               8
      Quest Diagnostics                                       40               3
                                                                           -----
                                                                              11

5                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      MEDICAL PRODUCTS -- 1.3%
      Baxter International                                    248          $   7
      Becton Dickinson                                         70              4
      Cooper                                                  110              8
      Inamed*                                                 110              6
      Johnson & Johnson                                     1,199             70
      Stryker                                                  80              3
      Syneron Medical*                                        370              7
      Varian Medical Systems*                                 340             14
      Zimmer Holdings*                                        180             14
                                                                           -----
                                                                             133
      MEDICAL--BIOMEDICAL/GENETIC -- 0.4%
      Amgen*                                                   50              3
      Applera - Celera Genomics
      Group*                                                  350              4
      Bio--Rad Labs, Cl A*                                    100              5
      Biogen Idec*                                             80              5
      Genentech*                                              250             11
      Millipore*                                              100              5
      Protein Design Labs*                                    420              8
                                                                           -----
                                                                              41
      MEDICAL--DRUGS -- 0.8%
      Bristol--Myers Squibb                                   234              5
      Forest Laboratories*                                    150              7
      Pfizer                                                2,062             60
      Priority Healthcare, Cl B*                              310              5
      Schering--Plough                                        329              6
                                                                           -----
                                                                              83
      MEDICAL--GENERIC DRUGS -- 0.5%
      Barr Pharmaceuticals*                                    70              3
      Par Pharmaceutical*                                     180              7
      Teva Pharmaceutical
      Industries--ADR                                       1,500             39
      Watson Pharmaceuticals*                                  90              2
                                                                           -----
                                                                              51
      MEDICAL--HMO -- 0.5%
      Anthem*                                                  76              6
      Pacificare Health Systems*                              200              7
      Sierra Health Services*                                 100              5
      UnitedHealth Group                                      263             19
      WellPoint Health Networks*                              174             17
                                                                           -----
                                                                              54
      MEDICAL--HOSPITALS -- 0.0%
      Tenet Healthcare*                                        60              1
                                                                           -----
      MEDICAL--NURSING HOMES -- 0.0%
      Genesis HealthCare*                                     160              5
                                                                           -----
      MEDICAL--OUTPATIENT/HOME MEDICAL-- 0.1%
      Amedisys*                                               200              6
      Lincare Holdings*                                       180              7
                                                                           -----
                                                                              13
      MEDICAL--WHOLESALE DRUG DISTRIBUTORS-- 0.1%
      AmerisourceBergen                                       100              6

                                                              Shares       Value
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
MEDICAL--WHOLESALE DRUG DISTRIBUTORS-- CONTINUED
      Cardinal Health                                            74          $ 3
                                                                             ---
                                                                               9
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                                     120            9
                                                                             ---
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                                              270            8
                                                                             ---
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                                              200           10
                                                                             ---
      THERAPEUTICS -- 0.1%
      Gilead Sciences*                                          200            7
      MGI Pharma*                                               300            8
                                                                             ---
                                                                              15
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                                               300            7
                                                                             ---
    Total Health Care (Cost $ 532)                                           528
                                                                             ---
    INDUSTRIAL -- 3.1%
      AEROSPACE/DEFENSE -- 0.5%
      Boeing                                                     89            4
      Lockheed Martin                                            50            3
      Northrop Grumman                                          410           21
      Rockwell Collins                                          230            8
      Teledyne Technologies*                                    460           12
                                                                             ---
                                                                              48
      AEROSPACE/DEFENSE--EQUIPMENT -- 0.1%
      Alliant Techsystems*                                      150            9
      Moog, Cl A*                                               190            7
                                                                             ---
                                                                              16
      AIRLINES -- 0.1%
      Southwest Airlines                                        470            8
                                                                             ---
      BUILDING PRODUCTS--CEMENT/AGGREGATE-- 0.0%
      Texas Industries                                          100            5
                                                                             ---
      BUILDING--HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                                     200            6
                                                                             ---
      CONTAINERS--PAPER/PLASTIC -- 0.1%
      Sealed Air*                                               200           10
                                                                             ---
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.5%
      3M                                                         30            2
      Actuant, Cl A*                                            100            4
      Brink's                                                   460           15
      Danaher                                                    80            4
      ESCO Technologies*                                        100            7
      General Electric                                          280           10
      Honeywell International                                   103            3
      Tyco International                                        272            9
                                                                             ---
                                                                              54

6                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                             Shares        Value
                                                                           (000)

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
      ELECTRIC PRODUCTS--MISCELLANEOUS-- 0.1%
      Emerson Electric                                         136           $ 9
                                                                             ---
      ELECTRONIC MEASURING INSTRUMENTS-- 0.2%
      Agilent Technologies*                                     46             1
      Flir Systems*                                            200            11
      Garmin                                                   120             6
      Tektronix                                                240             7
                                                                             ---
                                                                              25
      ELECTRONICS--MILITARY -- 0.2%
      EDO                                                      300             8
      Engineered Support Systems                               100             5
      L--3 Communications Holdings                             200            13
                                                                             ---
                                                                              26
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                                              800            10
                                                                             ---
      ENGINES--INTERNAL COMBUSTION -- 0.1%
      Briggs & Stratton                                        100             7
                                                                             ---
      FILTRATION/SEPARATION PRODUCTS-- 0.0%
      Clarcor                                                  100             5
                                                                             ---
      GOLD MINING -- 0.0%
      Royal Gold                                               200             3
                                                                             ---
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                                              130             6
                                                                             ---
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                                      180             8
                                                                             ---
      INSTRUMENTS--CONTROLS -- 0.1%
      Thermo Electron*                                         250             7
                                                                             ---
      INSTRUMENTS--SCIENTIFIC -- 0.0%
      Applera - Applied
      Biosystems Group                                         140             3
                                                                             ---
      MACHINERY--CONSTRUCTION & MINING-- 0.1%
      Joy Global                                               200             7
      Terex*                                                   200             7
                                                                             ---
                                                                              14
      MACHINERY--FARM -- 0.3%
      Deere                                                    466            28
                                                                             ---
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                                      140             8
                                                                             ---
      NON--HAZARDOUS WASTE DISPOSAL-- 0.1%
      Waste Management                                          95             3
      WCA Waste*                                               770             7
                                                                             ---
                                                                              10
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.0%
      American Power Conversion                                197             4
                                                                             ---

                                                            Shares         Value
                                                                           (000)

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
      TOOLS--HAND HELD -- 0.1%
      Stanley                                                 143          $   6
                                                                           -----
    Total Industrial (Cost $ 329)                                            326
                                                                           -----
    SERVICES -- 2.9%
      ADVERTISING AGENCIES -- 0.1%
      Interpublic Group*                                      610              7
                                                                           -----
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                                           110              7
                                                                           -----
      COMMERCIAL SERVICES -- 0.1%
      Intersections*                                          435              6
      Iron Mountain*                                          210              7
                                                                           -----
                                                                              13
      COMMERCIAL SERVICES--FINANCE -- 0.6%
      Deluxe                                                  344             13
      H&R Block                                               923             44
      MoneyGram International*                                140              3
      Paychex                                                 100              3
                                                                           -----
                                                                              63
      COMPUTER SERVICES -- 0.3%
      Affiliated Computer
      Services, Cl A*                                         106              6
      Anteon International*                                   120              5
      Cognizant Technology
      Solutions, Cl A*                                        390             13
      DST Systems*                                             70              3
      Manhattan Associates*                                   245              5
                                                                           -----
                                                                              32
      CONSULTING SERVICES -- 0.2%
      Accenture Limited, Cl A*                                 80              2
      FTI Consulting*                                         300              5
      PDI*                                                    280              8
      UnitedGlobalCom, Cl A*                                  510              4
                                                                           -----
                                                                              19
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.3%
      Cendant                                               1,584             33
      Viad                                                     20             --
                                                                           -----
                                                                              33
      E--COMMERCE/SERVICES -- 0.2%
      eBay*                                                   130             13
      Monster Worldwide*                                      230              6
                                                                           -----
                                                                              19
      HUMAN RESOURCES -- 0.1%
      Manpower                                                190              8
      Medical Staffing Network
      Holdings*                                               530              4
                                                                           -----
                                                                              12
      PRIVATE CORRECTIONS -- 0.1%
      Corrections Corp of America*                            200              7
                                                                           -----

7                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                          Shares           Value
                                                                           (000)

COMMON STOCK -- CONTINUED
SERVICES -- CONTINUED
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                                           500            $  11
      Rent--A--Center*                                      200                5
                                                                           -----
                                                                              16
      RESEARCH & DEVELOPMENT -- 0.2%
      Parexel International*                                450                9
      Pharmaceutical Product
      Development*                                          200                8
                                                                           -----
                                                                              17
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                                   230               15
      Education Management*                                 110                3
      Strayer Education                                      30                3
                                                                           -----
                                                                              21
      SECURITY SERVICES -- 0.0%
      Integrated Alarm Services
      Group*                                                730                3
                                                                           -----
      TELEPHONE--INTEGRATED -- 0.3%
      AT&T                                                1,128               19
      BellSouth                                             145                4
      Verizon Communications                                117                5
                                                                           -----
                                                                              28
                                                                           -----
    Total Services (Cost $ 298)                                              297
                                                                           -----
    TECHNOLOGY -- 7.9%
      APPLICATIONS SOFTWARE -- 0.5%
      Citrix Systems*                                       210                5
      Infosys Technologies ADR*                             100                7
      Intuit*                                               140                6
      Microsoft                                             430               12
      Quest Software*                                       340                5
      Satyam Computer Services                              180                5
      Siebel Systems*                                       420                4
      Wipro ADR                                             250                5
                                                                           -----
                                                                              49
      B2B/E--COMMERCE -- 0.1%
      webMethods*                                         1,160                8
                                                                           -----
      CELLULAR TELECOMMUNICATIONS -- 0.8%
      Nextel Communications, Cl A*                          460               12
      Nextel Partners, Cl A*                                580               10
      NII Holdings*                                         190                9
      NTT DoCoMo                                             26               46
      Vimpel--Communications--ADR*                          100               11
                                                                           -----
                                                                              88
      COMPUTER AIDED DESIGN -- 0.2%
      Ansys*                                                400               11
      Autodesk                                              140                7
      Parametric Technology*                                880                5
                                                                           -----
                                                                              23
      COMPUTER DATA SECURITY -- 0.0%
      BindView Development*                                 550                2
                                                                           -----

                                                           Shares          Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      COMPUTERS -- 0.6%
      Dell Computer*                                          140          $   5
      International Business
      Machines                                                653             59
                                                                           -----
                                                                              64
      COMPUTERS--INTEGRATED SYSTEMS-- 0.1%
      MTS Systems                                             300              8
                                                                           -----
      COMPUTERS--MEMORY DEVICES -- 0.2%
      EMC*                                                    410              5
      Network Appliance*                                      360              9
      Quantum*                                              2,060              6
                                                                           -----
                                                                              20
      DATA PROCESSING/MANAGEMENT -- 0.3%
      Dun & Bradstreet*                                        50              3
      Fiserv*                                                 140              5
      NAVTEQ*                                                 120              5
      SEI Investments                                          90              3
      Veritas Software*                                       520             11
                                                                           -----
                                                                              27
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                                  90              4
      NetIQ*                                                  410              5
                                                                           -----
                                                                               9
      ELECTRONIC COMPONENTS--MISCELLANEOUS-- 0.3%
      CTS                                                     230              3
      Flextronics International*                              620              8
      Jabil Circuit*                                          280              7
      NAM TAI Electronics                                     200              4
      Sanmina--SCI*                                           790              6
                                                                           -----
                                                                              28
      ELECTRONIC COMPONENTS--SEMICONDUCTORS-- 0.9%
      Applied Micro Circuits*                               1,260              5
      Broadcom, Cl A*                                         390             11
      DSP Group*                                              420              8
      Integrated Silicon
      Solutions*                                              780              6
      Intel                                                   459             10
      Intersil, Cl A                                           90              1
      Qlogic*                                                 310             10
      Texas Instruments                                     1,412             35
      Xilinx                                                  260              8
      Zoran*                                                  420              4
                                                                           -----
                                                                              98
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                                           120              7
                                                                           -----
      ENTERPRISE SOFTWARE/SERVICES-- 0.3%
      Ascential Software*                                     210              3
      BMC Software*                                           270              5
      Lawson Software*                                        190              1
      Oracle*                                                 855             11
      Retek*                                                1,010              5
      SAP ADR*                                                250             11
                                                                           -----
                                                                              36

8                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                           Shares          Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      INTERNET APPLICATION SOFTWARE-- 0.1%
      Matrixone*                                              830          $   5
      Vignette*                                             2,650              3
                                                                           -----
                                                                               8
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.0%
      Avocent*                                                120              4
                                                                           -----
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.0%
      TIBCO Software*                                         550              5
                                                                           -----
      INTERNET SECURITY -- 0.4%
      Internet Security Systems*                              260              6
      Symantec*                                               418             24
      VeriSign*                                               320              8
                                                                           -----
                                                                              38
      NETWORKING PRODUCTS -- 0.5%
      Cisco Systems*                                        2,199             42
      Extreme Networks*                                       560              3
      Juniper Networks*                                       180              5
      Polycom*                                                325              7
                                                                           -----
                                                                              57
      OFFICE AUTOMATION & EQUIPMENT-- 0.1%
      Pitney Bowes                                             77              4
      Xerox*                                                  160              2
                                                                           -----
                                                                               6
      SEMICONDUCTOR COMPONENTS--INTEGRATED CIRCUITS-- 0.5%
      Analog Devices                                          130              5
      Emulex*                                                 550              6
      Integrated Circuit Systems*                             120              3
      Integrated Device
      Technology*                                             830             10
      Maxim Integrated Products                                80              3
      Standard Microsystems*                                  200              4
      Taiwan Semiconductor
      Manufacturing ADR*                                    2,600             20
                                                                           -----
                                                                              51
      SEMICONDUCTOR EQUIPMENT -- 0.1%
      Applied Materials*                                      200              3
      August Technology*                                      160              1
      Brooks Automation*                                      470              7
                                                                           -----
                                                                              11
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                                       920              9
                                                                           -----
      TELECOMMUNICATIONS EQUIPMENT-- 0.3%
      Avaya*                                                1,552             22
      Comverse Technology*                                    370              8
      Lucent Technologies*                                  1,150              4
                                                                           -----
                                                                              34
      TELECOMMUNICATIONS SERVICES -- 0.5%
      Amdocs*                                                 560             14
      Telecom Corp of New Zealand                           8,922             35
                                                                           -----
                                                                              49

                                                         Shares            Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                                           280            $   8
                                                                           -----
      WEB PORTALS/ISP -- 0.2%
      Yahoo!*                                               610               22
                                                                           -----
      WIRE & CABLE PRODUCTS -- 0.0%
      General Cable*                                        350                4
                                                                           -----
      WIRELESS EQUIPMENT -- 0.5%
      Motorola                                            2,049               35
      Qualcomm                                              280               12
                                                                           -----
                                                                              47
                                                                           -----
    Total Technology (Cost $ 780)                                            820
                                                                           -----
    TRANSPORTATION -- 0.8%
      AIRLINES -- 0.0%
      Skywest                                               220                4
                                                                           -----
      TRANSPORT--AIR FREIGHT -- 0.1%
      CNF                                                   100                4
                                                                           -----
      TRANSPORT--MARINE -- 0.3%
      Alexander & Baldwin                                   120                4
      CP Ships                                              370                5
      General Maritime*                                     200                8
      Kirby*                                                100                4
      Overseas Shipholding Group                            200               11
                                                                           -----
                                                                              32
      TRANSPORT--SERVICES -- 0.2%
      Expeditors International
      Washington                                            200               12
      Offshore Logistics*                                   200                7
      United Parcel Service, Cl B                            66                5
                                                                           -----
                                                                              24
      TRANSPORT--TRUCK -- 0.1%
      JB Hunt Transport Services                            260               11
                                                                           -----
      TRANSPORTATION--RAIL -- 0.1%
      Burlington Northern Santa Fe                          336               14
                                                                           -----
    Total Transportation (Cost $ 83)                                          89
                                                                           -----
    UTILITIES -- 1.1%
      ELECTRIC--INTEGRATED -- 0.8%
      Alliant Energy                                         70                2
      Centerpoint Energy                                    204                2
      Duke Energy                                           232                6
      Edison International                                  648               20
      Entergy                                               139                9
      MGE Energy                                            230                7
      OGE Energy                                            400               10
      Public Service Enterprise
      Group                                                  90                4
      TXU                                                   370               23
                                                                           -----
                                                                              83

9                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                           Shares          Value
                                                                           (000)

COMMON STOCK -- CONTINUED
UTILITIES -- CONTINUED
      ENERGY--ALTERNATE SOURCES -- 0.1%
      Headwaters*                                             300          $   9
                                                                           -----
      GAS--DISTRIBUTION -- 0.2%
      Energen                                                 200             11
      UGI                                                     290             11
                                                                           -----
                                                                              22
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.0%
      American Electric Power                                 159              5
                                                                           -----
    Total Utilities (Cost $ 110)                                             119
                                                                           -----
Total Common Stock
  (Cost $4,347)                                                            4,396
                                                                           -----

FOREIGN COMMON STOCK -- 13.6%
    AUSTRALIA -- 1.0%
      Australia & New Zealand
      Banking Group                                           500              7
      BlueScope Steel                                       6,200             36
      Caltex Australia Limited*                             2,100             14
      QBE Insurance Group                                   4,100             42
      Sims Group*                                             691              8
                                                                           -----
    Total Australia                                                          107
                                                                           -----
    BELGIUM -- 0.5%
      Belgacom                                                200              7
      Compagnie Maritime Belge                                 40              9
      Dexia                                                 1,800             36
                                                                           -----
    Total Belgium                                                             52
                                                                           -----
    BERMUDA -- 0.1%
      Renaissancere Holdings                                  200              9
                                                                           -----
    BRAZIL -- 0.3%
      Cia Brasileira de
      Distribuicao Grupo Pao de
      Acucar                                                  600             14
      Tele Norte Leste
      Participacoes                                         1,000             13
                                                                           -----
    Total Brazil                                                              27
                                                                           -----
    CANADA -- 0.5%
      Dofasco*                                                600             20
      Encana                                                   88              4
      Goldcorp                                                600              8
      Precision Drilling*                                     100              6
      Talisman Energy
      Incorporated*                                           100              3
      Telesystem International
      Wireless*                                             1,200             13
                                                                           -----
    Total Canada                                                              54
                                                                           -----
    CHINA -- 0.1%
      China Telecom ADR                                       400             13
                                                                           -----
    FINLAND -- 0.1%
      Rautaruukki*                                            800              8
                                                                           -----
    FRANCE -- 0.9%
      BNP Paribas                                             200             14

                                                         Shares            Value
                                                                           (000)

FOREIGN COMMON STOCK -- CONTINUED
FRANCE -- CONTINUED
      Carrefour*                                           600            $   26
      France Telecom*                                      250                 7
      Lafarge*                                              70                 6
      Societe Generale*                                    215                20
      Total                                                 81                17
                                                                          ------
    Total France                                                              90
                                                                          ------
    GERMANY -- 0.6%
      Allianz*                                              63                 7
      Continental*                                         363                20
      Muenchener
      Rueckversicherungs*                                   66                 6
      Schering*                                            371                24
                                                                          ------
    Total Germany                                                             57
                                                                          ------
    HONG KONG -- 0.1%
      Yue Yuen Industrial Holdings                       5,000                13
                                                                          ------
    INDIA -- 0.2%
      ICICI Bank ADR                                     1,000                16
                                                                          ------
    INDONESIA -- 0.2%
      Telekomunikasi Indonesia ADR                       1,000                19
                                                                          ------
    ITALY -- 0.2%
      Banca Intesa*                                      2,700                11
      Impregilo Spa, Euro*                              15,500                 9
                                                                          ------
    Total Italy                                                               20
                                                                          ------
    JAPAN -- 2.6%
      Bosch Auto Systems*                                   34                --
      Fuji Photo Film                                      300                10
      Honda Motor                                          560                27
      Kawasaki Kisen Kaisha                              5,700                38
      Mitsui OSK Lines                                   6,500                39
      Nippon Steel                                      17,500                41
      Nippon Yusen Kabushiki
      Kaisha                                             8,000                40
      Santen Pharmaceutical                                500                 9
      Seiko Epson                                        1,000                41
      Shinko Electric Industries*                          200                 6
      Takeda Pharmaceutical                                175                 9
      Toshiba TEC*                                       2,000                 8
                                                                          ------
    Total Japan                                                              268
                                                                          ------
    MEXICO -- 0.2%
      Walmart de Mexico ADR                                500                16
                                                                          ------
    NETHERLANDS -- 0.6%
      Aegon*                                               600                 7
      CNH Global                                           400                 7
      ING Groep*                                         1,800                47
                                                                          ------
    Total Netherlands                                                         61
                                                                          ------
    NORWAY -- 0.4%
      Statoil ASA*                                       2,800                40
                                                                          ------
    PERU -- 0.1%
      Cia de Minas Buenaventura
      ADR                                                  600                15
                                                                          ------

10                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)


                                                         Shares            Value
                                                                           (000)

FOREIGN COMMON STOCK -- CONTINUED
    RUSSIA -- 0.1%
      Lukoil ADR*                                          100            $   12
                                                                          ------
    SOUTH AFRICA -- 0.3%
      ABSA Group ADR                                       800                17
      Sappi ADR                                            800                12
                                                                          ------
    Total South Africa                                                        29
                                                                          ------
    SOUTH KOREA -- 0.1%
      POSCO ADR*                                           300                11
                                                                          ------
    SPAIN -- 0.1%
      Banco Bilbao Vizcaya
      Argentaria                                           460                 7
      Telefonica*                                          500                 8
                                                                          ------
    Total Spain                                                               15
                                                                          ------
    SWEDEN -- 0.4%
      TeliaSonera                                        8,000                43
                                                                          ------
    SWITZERLAND -- 0.6%
      Geberit*                                              50                33
      Zurich Financial Services*                           240                34
                                                                          ------
    Total Switzerland                                                         67
                                                                          ------
    THAILAND -- 0.1%
      Advanced Info Services ADR                         5,000                11
                                                                          ------
    TURKEY -- 0.2%
      Turkcell Iletisim Hizmet ADR                       1,400                21
                                                                          ------
    UNITED KINGDOM -- 3.0%
      Alliance Unichem                                   2,200                27
      Anglo American ADR                                   600                13
      Corus Group*                                      15,800                14
      HBOS                                               2,300                31
      HSBC Holdings                                      2,400                39
      Imperial Tobacco Group ADR                           173                 8
      International Power*                               7,500                22
      Next                                                 610                19
      Royal Bank of Scotland Group                       1,825                54
      SABMiller                                          1,800                26
      Shell Transport & Trading                          6,800                53
      William Hill                                         900                 8
                                                                          ------
    Total United Kingdom                                                     314
                                                                          ------
Total Foreign Common Stock
  (Cost $1,404)                                                            1,408
                                                                          ------

FOREIGN PREFERRED STOCK -- 0.6%
    GERMANY -- 0.6%
      Porsche*                                              61                39
      ProSieben SAT.1 Media*                             1,055                19
                                                                          ------
    Total Germany                                                             58
                                                                          ------
Total Foreign Preferred Stock
  (Cost $60)                                                                  58
                                                                          ------

                                                     Shares / Face         Value
                                                      Amount (000)         (000)

INVESTMENT COMPANY -- 0.8%
      INDEX FUND--LARGE CAP -- 0.8%
      SPDR Trust Series 1*                                 700            $   79
                                                                          ------
Total Investment Company
  (Cost $79)                                                                  79
                                                                          ------

RESIDENTIAL MORTGAGES--AGENCY -- 10.5%
      Federal Home Loan Mortgage
      Corporation 30 year
      6.00%, 08/01/29                                   $   54                56
      Federal National Mortgage
      Association (B)
      1.79%, 11/15/04                                      320               320
      Federal National Mortgage
      Association 30 year
      5.500%, 09/01/34                                      74                78
      Federal National Mortgage
      Association 30 year
      5.500%, 09/01/34                                     302               308
      Federal National Mortgage
      Association 30 year TBA
      6.00%, 11/01/14                                      310               321
                                                                          ------
Total Residential Mortgages--Agency
  (Cost $1,079)                                                            1,083
                                                                          ------


ASSET--BACKED SECURITIES -- 0.5%

      AUTO & TRANSPORTATION -- 0.2%
      Harley Davidson Motorcycle
      Trust, Ser 2003--4, Cl A2                             25                25
                                                                          ------
      HOME EQUITY LOANS -- 0.3%
      GE Capital Commercial
      Mortgage, Ser 2004--C3, Cl
      A3(C)                                                 30                31
                                                                          ------
Total Asset--Backed Securities
  (Cost $56)                                                                  56
                                                                          ------

CORPORATE BONDS -- 11.6%
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                                      22                25
    Amkor Technologies
      7.125%, 03/15/11                                      22                19
    AT&T Wireless Services
      8.750%, 03/01/31                                      25                34
    Bank One
      5.900%, 11/15/11                                      35                38
    Baxter International
      5.250%, 05/01/07                                      35                37
    BCP Caylux Holdings 144A
      9.625%, 06/15/14                                      22                25
    Broder Brothers
      11.250%, 10/15/10                                     17                17
    Carnival
      3.750%, 11/15/07                                      35                35
    Caterpillar Finance Services
      MTN, Ser F
      3.700%, 08/15/08                                      45                45
    Cendant
      6.250%, 01/15/08                                      25                27


11                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS


OM Asset Allocation Balanced Portfolio
October 31, 2004(Unaudited)

                                                        Face              Value
                                                      Amount (000)        (000)

CORPORATE BONDS -- CONTINUED
    Citizens Communications
      9.250%, 05/15/11                                 $   22            $   25
    Countrywide Home Loan MTN
      3.250%, 05/21/08                                     30                29
    Echostar 144A
      6.625%, 10/01/14                                     22                22
    General Electric Capital MTN,
      Ser A
      6.875%, 11/15/10                                     45                51
    General Motors
      8.375%, 07/15/33                                     25                26
    Hewlett-Packard
      5.750%, 12/15/06                                     30                32
    Household Finance
      6.375%, 11/27/12                                     25                28
    IBM
      4.875%, 10/01/06                                     35                36
    International Lease Finance
      MTN, Ser P
      3.300%, 01/23/08                                     25                25
    John Deere Capital MTN, Ser D
      3.750%, 01/13/09                                     45                45
    Merril Lynch MTN, Ser C
      4.125%, 09/10/09                                     40                40
    MGM Mirage
      5.875%, 02/27/14                                     22                22
    Morgan Stanley
      4.750%, 04/01/14                                     35                34
    Motorola
      4.608%, 11/16/07                                     55                57
    Ocean Energy
      4.375%, 10/01/07                                     30                31
    Progress Energy
      6.750%, 03/01/06                                     35                37
    PSE&G Power
      6.950%, 06/01/12                                     20                23
    Qwest 144A
      9.125%, 03/15/12                                     22                25
    Reed Elsevier Capital
      6.125%, 08/01/06                                     50                53
    Schering-Plough
      6.500%, 12/01/33                                     25                27
    SLM MTN, Ser A
      3.950%, 08/15/08                                     20                20
    Solo Cup
      8.500%, 02/15/14                                     22                22
    Sprint Capital
      6.000%, 01/15/07                                     25                26
    Time Warner
      7.625%, 04/15/31                                     35                41
    UGS 144A
      10.000%, 06/01/12                                    22                25
    US Bank
      5.700%, 12/15/08                                     40                43
    Verizon Wireless
      5.375%, 12/15/06                                     30                31
    Xcel Energy
      7.000%, 12/01/10                                     25                29
                                                                         ------
Total Corporate Bonds
  (Cost $1,204)                                                           1,207
                                                                         ------

                                                         Face             Value
                                                      Amount (000)        (000)

FOREIGN BOND -- 0.3%
    United Mexican States MTN,
      Ser A
      7.500%, 04/08/33                                $    25           $    27
                                                                        -------
Total Foreign Bond
  (Cost $27)                                                                 27
                                                                        -------

U.S. Treasury Obligations -- 5.2%
    U.S. Treasury Bond
      5.375%, 02/15/31                                    100               109
    U.S. Treasury Note
      4.000%, 02/15/14                                    160               160
    U.S. Treasury Note
      3.875%, 05/15/09                                    265               272
                                                                        -------
Total U.S. Treasury Obligations
  (Cost $535)                                                               541
                                                                        -------
Repurchase Agreement -- 18.3%
  Deutsche 1.86%, dated 10/29/04,
    to be repurchased on
    11/01/04, repurchase price
    $1,897,660 (collateralized by
    a U.S. Government Obligation,
    par value $1,959,000, 5.00%,
    07/02/18; total market value
    $1,935,747)(A)                                      1,897             1,897
                                                                        -------
Total Repurchase Agreement
  (Cost $1,897)                                                           1,897
                                                                        -------

Total Investments (103.8%)
  (Cost $10,688)                                                        $10,752
                                                                        -------
Other Assets and Liabilities,
  Net (-3.8%)                                                              (395)
                                                                        -------
Total Net Assets (100.0%)                                                $10,357
                                                                        =======

* Non-income producing security.

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.

(A) -- Tri-party repurchase agreement

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Variable rate security -- the rate reported is the rate as of October 31, 2004. ADR -- American Depositary Receipt

ADR - American Depositary Receipt

Cl -- Class

LLC -- Limited Liability Company

MTN -- Medium-Term Note

REITS -- Real Estate Investment Trusts

Ser -- Series

SPDR -- Standard & Poor's 500 Composite Index Depository Receipt

TBA -- Securities traded under delayed delivery commitments settling after October 31, 2004. Income on these securities will not be earned until settle date.

 Cost figures are shown with "000's" omitted.

At October 31, 2004, the tax basis cost of the Portfolio's investments was $10,687,663 and the unrealized appreciation and depreciation were $197,330 and $133,489, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Old Mutual Advisor Funds Significant Accounting Policies included in this report.


12                              Old Mutual / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- 55.8%
    BASIC MATERIALS -- 1.4%
      AGRICULTURAL CHEMICALS -- 0.1%
      Potash Corporation of
      Saskatchewan                                            40          $    3
                                                                          ------
      CHEMICALS-DIVERSIFIED -- 0.8%
      Dow Chemical                                           563              25
      Lyondell Chemical                                       97               2
      Olin                                                   730              14
                                                                          ------
                                                                              41
      CHEMICALS-SPECIALTY -- 0.1%
      Cabot Microelectronics*                                100               3
      Eastman Chemical                                        60               3
                                                                          ------
                                                                               6
      COAL -- 0.1%
      Peabody Energy                                          40               3
                                                                          ------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                                        200               2
                                                                          ------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals                                30               2
      Airgas                                                 200               5
                                                                          ------
                                                                               7
      METAL-COPPER -- 0.1%
      Southern Peru Copper                                   100               4
                                                                          ------
      PAPER & RELATED PRODUCTS -- 0.0%
      International Paper                                     44               2
                                                                          ------
      STEEL-PRODUCERS -- 0.1%
      Schnitzer Steel Industries,
      Cl A                                                   100               3
      Steel Dynamics                                         100               3
                                                                          ------
                                                                               6
                                                                          ------
    Total Basic Materials (Cost $ 75)                                         74
                                                                          ------
    CONSUMER CYCLICAL -- 7.7%
      APPAREL MANUFACTURERS -- 0.3%
      Carter's*                                              210               7
      Coach*                                                  90               4
      Columbia Sportswear*                                    50               3
      Polo Ralph Lauren                                       50               2
                                                                          ------
                                                                              16
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                                              40               3
                                                                          ------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Harman International
      Industries                                              20               2
                                                                          ------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
      BorgWarner                                             100               5
                                                                          ------
      BROADCAST SERVICES/PROGRAMMING -- 0.1%
      Citadel Broadcasting*                                  230               3
      Clear Channel Communications                            70               2

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
BROADCAST SERVICES/PROGRAMMING -- CONTINUED
      UnitedGlobalCom, Cl A*                                 350          $    3
                                                                          ------
                                                                               8
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
      DR Horton                                               70               2
      KB Home                                                108               9
      Lennar, Cl A                                            40               2
      Orleans Homebuilders*                                  290               6
      Pulte Homes                                             20               1
                                                                          ------
                                                                              20
      CABLE TV -- 0.3%
      EchoStar Communications, Cl
      A*                                                      80               3
      Insight Communications, Cl
      A*                                                     500               4
      Mediacom Communications, Cl
      A*                                                   1,060               7
                                                                          ------
                                                                              14
      CASINO SERVICES -- 0.2%
      International Game
      Technology                                             190               6
      Scientific Games, Cl A*                                300               7
                                                                          ------
                                                                              13
      CRUISE LINES -- 0.3%
      Carnival                                               211              11
      Royal Caribbean Cruises                                150               7
                                                                          ------
                                                                              18
      ENTERTAINMENT SOFTWARE -- 0.1%
      Electronic Arts*                                       155               7
                                                                          ------
      HOTELS & MOTELS -- 0.5%
      Fairmont Hotels & Resorts                               30               1
      Jameson Inns*                                        3,340               5
      Lodgian*                                               300              --
      Marriott International, Cl A                            70               4
      Starwood Hotels & Resorts
      Worldwide                                              292              14
                                                                          ------
                                                                              24
      LEISURE & RECREATIONAL PRODUCTS -- 0.1%
      Brunswick                                              110               5
                                                                          ------
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley-Davidson                                         30               2
                                                                          ------
      MULTIMEDIA -- 0.7%
      Entravision Communications,
      Cl A*                                                1,170               9
      EW Scripps, Cl A                                        60               3
      Time Warner*                                            70               1
      Walt Disney                                            901              23
                                                                          ------
                                                                              36
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                                            350              11
                                                                          ------
      PUBLISHING-NEWSPAPERS -- 0.3%
      Journal Register*                                      410               8

1                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
PUBLISHING-NEWSPAPERS -- CONTINUED
      New York Times, Cl A                                    70          $    3
      Tribune                                                 70               3
                                                                          ------
                                                                              14
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest Association                             70               1
                                                                          ------
      RADIO -- 0.6%
      Cumulus Media, Cl A*                                   130               2
      Emmis Communications, Cl A*                            340               6
      Radio One, Cl A*                                       520               8
      Spanish Broadcasting
      System, Cl A*                                        1,220              12
      Westwood One*                                          160               4
                                                                          ------
                                                                              32
      RETAIL-APPAREL/SHOE -- 0.6%
      AnnTaylor Stores*                                      140               3
      Charming Shoppes*                                      820               6
      Children's Place*                                      200               6
      Jos A Bank Clothiers*                                  100               3
      Kenneth Cole Productions,
      Cl A                                                   100               3
      Too*                                                   330               8
                                                                          ------
                                                                              29
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                                        200               6
                                                                          ------
      RETAIL-AUTO PARTS -- 0.2%
      Autozone*                                               98               8
                                                                          ------
      RETAIL-BEDDING -- 0.1%
      Bed Bath & Beyond*                                     110               4
                                                                          ------
      RETAIL-BOOKSTORE -- 0.1%
      Barnes & Noble*                                        200               7
                                                                          ------
      RETAIL-BUILDING PRODUCTS -- 0.2%
      Lowe's                                                 150               8
                                                                          ------
      RETAIL-CONSUMER ELECTRONICS -- 0.0%
      Best Buy                                                40               2
                                                                          ------
      RETAIL-CONVENIENCE STORE -- 0.1%
      7-Eleven*                                              200               4
                                                                          ------
      RETAIL-DISCOUNT -- 0.8%
      Costco Wholesale                                        60               3
      Dollar General                                          84               2
      Dollar Tree Stores*                                     40               1
      Target                                                  70               3
      Wal-Mart Stores                                        571              31
                                                                          ------
                                                                              40
      RETAIL-DRUG STORE -- 0.1%
      CVS                                                     90               4
      Walgreen                                                90               3
                                                                          ------
                                                                               7

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      RETAIL-GARDENING PRODUCTS -- 0.0%
      Tractor Supply*                                         50          $    2
                                                                          ------
      RETAIL-HOME FURNISHINGS -- 0.0%
      Pier 1 Imports                                          70               1
                                                                          ------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                                 60               2
                                                                          ------
      RETAIL-OFFICE SUPPLIES -- 0.1%
      Staples                                                180               5
                                                                          ------
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International                             100               2
                                                                          ------
      RETAIL-PET FOOD & SUPPLIES -- 0.1%
      Petco Animal Supplies*                                 130               5
                                                                          ------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
      Federated Department Stores                             15               1
      Kohl's*                                                 50               2
      Neiman-Marcus Group, Cl A                              100               6
                                                                          ------
                                                                               9
      RETAIL-RESTAURANTS -- 0.1%
      Starbucks*                                              70               4
      Wendy's International                                   77               2
                                                                          ------
                                                                               6
      RETAIL-SPORTING GOODS -- 0.1%
      Gander Mountain*                                       240               5
                                                                          ------
      RETAIL-TOY STORE -- 0.0%
      Toys "R" Us*                                            70               1
                                                                          ------
      TELEVISION -- 0.2%
      Sinclair Broadcast Group,
      Cl A                                                   650               5
      Univision Communications,
      Cl A*                                                  240               7
                                                                          ------
                                                                              12
      THEATERS -- 0.1%
      Carmike Cinemas*                                       100               4
                                                                          ------
      TOYS -- 0.1%
      Leapfrog Enterprises*                                  190               2
      Mattel                                                 126               2
                                                                          ------
                                                                               4
                                                                          ------
    Total Consumer Cyclical (Cost $ 400)                                     404
                                                                          ------
    CONSUMER NON-CYCLICAL -- 1.6%
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      PepsiCo                                                124               6
                                                                          ------
      BREWERY -- 0.1%
      Anheuser-Busch                                         136               7
                                                                          ------
      CONSUMER PRODUCTS-MISCELLANEOUS, CL A -- 0.1%
      Fossil*                                                140               4
                                                                          ------

2                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
CONSUMER NON-CYCLICAL -- CONTINUED
      COSMETICS & TOILETRIES -- 0.2%
      Avon Products                                           90          $    4
      Estee Lauder, Cl A                                      70               3
      Procter & Gamble                                       120               6
                                                                          ------
                                                                              13
      FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                            150               4
                                                                          ------
      FOOD-FLOUR & GRAIN -- 0.0%
      Archer-Daniels-Midland                                  38               1
                                                                          ------
      FOOD-MEAT PRODUCTS -- 0.1%
      Smithfield Foods*                                      200               5
                                                                          ------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      Conagra Foods                                           80               2
      HJ Heinz                                                31               1
                                                                          ------
                                                                               3
      FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
      Sysco                                                  110               4
                                                                          ------
      POULTRY -- 0.1%
      Sanderson Farms                                        100               3
                                                                          ------
      TOBACCO -- 0.6%
      Altria Group                                           442              21
      UST                                                    258              11
                                                                          ------
                                                                              32
                                                                          ------
    Total Consumer Non-Cyclical (Cost $ 82)                                  82
                                                                          ------
    ENERGY -- 4.1%
      OIL & GAS DRILLING -- 0.4%
      Atwood Oceanics*                                        60               3
      ENSCO International                                    110               4
      GlobalSantaFe                                          140               4
      Nabors Industries*                                      30               2
      Patterson-UTI Energy                                   120               2
      Pride International*                                   120               2
      Rowan*                                                  90               2
      Transocean*                                             60               2
                                                                          ------
                                                                              21
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
      Berry Petroleum, Cl A                                  100               4
      Cimarex Energy*                                         50               2
      Comstock Resources*                                    300               7
      Houston Exploration*                                   100               6
      Magnum Hunter Resources*                               300               4
      Meridian Resource*                                     570               4
      Murphy Oil                                              50               4
      Newfield Exploration*                                  110               6
      Noble Energy                                            10              --
      Penn Virginia                                          200               7
      Pogo Producing                                         180               8
      Range Resources                                        120               2
      Stone Energy*                                           80               3
      Unit*                                                  100               4

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Vintage Petroleum                                      180          $    4
                                                                          ------
                                                                              65
      OIL COMPANIES-INTEGRATED -- 0.9%
      BP ADR*                                                 87               5
      ChevronTexaco                                           63               3
      ConocoPhillips                                         409              35
      Occidental Petroleum                                   105               6
                                                                          ------
                                                                              49
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Lone Star Technologies*                                150               4
      National-Oilwell*                                       70               2
      Smith International*                                    30               2
                                                                          ------
                                                                               8
      OIL REFINING & MARKETING -- 0.6%
      Frontier Oil                                           200               5
      Giant Industries*                                      100               2
      Tesoro*                                                100               3
      Valero Energy                                          466              20
                                                                          ------
                                                                              30
      OIL-FIELD SERVICES -- 0.5%
      BJ Services*                                           160               8
      CAL Dive International*                                105               4
      Core Laboratories*                                     190               5
      Schlumberger                                            50               3
      Tidewater                                               70               2
      W-H Energy Services*                                   170               3
      Weatherford International*                              30               2
                                                                          ------
                                                                              27
      PIPELINES -- 0.3%
      El Paso*                                               350               3
      National Fuel Gas                                      150               5
      Questar                                                150               7
      Williams                                               170               2
                                                                          ------
                                                                              17
                                                                          ------
    Total Energy (Cost $ 221)                                                217
                                                                          ------
    FINANCIAL -- 14.2%
      COMMERCIAL BANKS-CENTRAL US -- 0.3%
      Bank Mutual                                            205               3
      TCF Financial                                          110               3
      Texas Regional Bancshares,
      Cl A                                                   100               3
      Wintrust Financial                                     100               6
                                                                          ------
                                                                              15
      COMMERCIAL BANKS-EASTERN US -- 0.3%
      Bancorp Bank*                                           60               1
      Commerce Bancorp                                        70               4
      North Fork Bancorporation                              100               5
      Signature Bank*                                        210               6
                                                                          ------
                                                                              16

3                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      COMMERCIAL BANKS-SOUTHERN US -- 0.3%
      Colonial BancGroup                                     250          $    5
      Oriental Financial Group                               200               6
      Popular                                                250               7
                                                                          ------
                                                                              18
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      UCBH Holdings                                          160               7
                                                                          ------
      FIDUCIARY BANKS -- 0.0%
      State Street                                            30               1
                                                                          ------
      FINANCE-CONSUMER LOANS -- 0.7%
      Asta Funding                                           100               2
      CIT Group                                              100               4
      Collegiate Funding Services
      LLC*                                                   780               9
      Portfolio Recovery
      Associates*                                            290              10
      SLM                                                    150               7
      World Acceptance*                                      100               2
                                                                          ------
                                                                              34
      FINANCE-CREDIT CARD -- 0.3%
      Capital One Financial                                   60               4
      MBNA                                                    74               2
      Metris*                                                620               6
      Providian Financial*                                   160               3
                                                                          ------
                                                                              15
      FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
      Citigroup                                              152               7
      Friedman Billings Ramsey
      Group, Cl A                                            170               3
      Goldman Sachs Group                                     70               7
      JPMorgan Chase                                          40               2
      Lehman Brothers Holdings                                30               2
                                                                          ------
                                                                              21
      FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
      Accredited Home Lenders
      Holding*                                                60               2
      Countrywide Credit Industry                            952              31
                                                                          ------
                                                                              33
      FINANCE-OTHER SERVICES -- 0.1%
      Asset Acceptance Capital*                               70               1
      eSpeed, Cl A*                                          315               3
                                                                          ------
                                                                               4
      FINANCIAL GUARANTEE INSURANCE -- 0.1%
      MGIC Investment                                         47               3
      PMI Group                                              100               4
                                                                          ------
                                                                               7
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                                          150               6
      Hilb Rogal & Hobbs                                     220               7
                                                                          ------
                                                                              13

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.3%
      Affiliated Managers Group*                             140          $    8
      Federated Investors, Cl B                              120               4
      Franklin Resources                                      40               2
                                                                          ------
                                                                              14
      LIFE/HEALTH INSURANCE -- 0.1%
      Cigna                                                   26               2
      Lincoln National                                        50               2
                                                                          ------
                                                                               4
      MULTI-LINE INSURANCE -- 0.7%
      Allmerica Financial*                                   210               6
      Allstate                                               168               8
      American International Group                           198              12
      Assurant*                                               40               1
      Cincinnati Financial                                    90               4
      Hartford Financial Services
      Group                                                   47               3
      Old Republic International                             200               5
                                                                          ------
                                                                              39
      PROPERTY/CASUALTY INSURANCE -- 0.8%
      ACE                                                    248               9
      Bristol West Holdings*                                 310               5
      EMC Insurance Group                                    300               6
      Fidelity National Financial                             60               2
      Philadelphia Consolidated
      Holding*                                               100               6
      PMA Capital, Cl A                                      400               3
      Safeco                                                 100               5
      XL Capital, Cl A                                        91               7
                                                                          ------
                                                                              43
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                                     315               8
      Trammell Crow*                                         210               3
                                                                          ------
                                                                              11
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
      Brookfield Properties                                  251               9
      St. Joe                                                 40               2
                                                                          ------
                                                                              11
      REINSURANCE -- 0.2%
      Aspen Insurance Holdings*                               60               1
      Axis Capital Holdings                                  150               4
      Odyssey Re Holdings                                    180               4
      PartnerRe                                               40               2
                                                                          ------
                                                                              11
      REITS-APARTMENTS -- 1.0%
      AvalonBay Communities                                  105               7
      BRE Properties, Cl A                                   387              15
      Equity Residential                                     381              13
      GMH Communities Trust*                                 250               3
      Home Properties of New York                            168               7
      United Dominion Realty Trust                           299               6
                                                                          ------
                                                                              51

4                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      REITS-DIVERSIFIED -- 2.0%
      Alexandria Real Estate
      Equities                                                90          $    6
      American Financial Realty
      Trust                                                  200               3
      Arden Realty                                           136               4
      BioMed Realty Trust*                                    56               1
      Boston Properties                                      194              11
      Capital Automotive                                     185               6
      Colonial Properties Trust                               96               4
      Corporate Office Properties
      Trust                                                  100               3
      Crescent Real Estate Equity                             50               1
      Duke Realty                                            248               8
      Government Properties Trust*                           302               3
      Kilroy Realty                                           77               3
      Lexington Corporate
      Properties Trust                                       256               6
      Liberty Property Trust                                 143               6
      Mack-Cali Realty                                       130               6
      PS Business Parks                                      233              10
      SL Green Realty                                        107               6
      Vornado Realty Trust                                   279              19
                                                                          ------
                                                                             106
      REITS-HOTELS -- 0.8%
      Host Marriott*                                       1,000              15
      Innkeepers USA Trust                                   129               2
      LaSalle Hotel Properties                               314               9
      Meristar Hospitality*                                2,650              15
      Strategic Hotel Capital*                               153               2
                                                                          ------
                                                                              43
      REITS-MORTGAGE -- 0.2%
      HomeBanc*                                              930               8
                                                                          ------
      REITS-REGIONAL MALLS -- 0.8%
      CBL & Associates Properties                             95               6
      Rouse                                                  148              10
      Simon Property Group                                   435              25
                                                                          ------
                                                                              41
      REITS-SHOPPING CENTERS -- 0.9%
      Developers Diversified
      Realty                                                 237              10
      Pan Pacific Retail
      Properties                                             198              11
      Realty Income                                           65               3
      Regency Centers                                        255              13
      Tanger Factory Outlet
      Centers                                                 87               4
      Weingarten Realty Investors                            131               5
                                                                          ------
                                                                              46
      REITS-STORAGE -- 0.3%
      Extra Space Storage*                                   416               6
      Public Storage                                         170               9
      U-Store-It Trust*                                      100               1
                                                                          ------
                                                                              16
      REITS-WAREHOUSE/INDUSTRIAL -- 0.3%
      Catellus Development                                   150               4
      Prologis                                               248              10
                                                                          ------
                                                                              14

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      S&L/THRIFTS-CENTRAL US -- 0.1%
      Franklin Bank*                                         370          $    6
                                                                          ------
      S&L/THRIFTS-EASTERN US -- 0.2%
      Brookline Bancorp                                      180               3
      NewAlliance Bancshares*                                440               6
                                                                          ------
                                                                               9
      S&L/THRIFTS-SOUTHERN US -- 0.0%
      Ocwen Financial*                                       200               1
                                                                          ------
      S&L/THRIFTS-WESTERN US -- 0.2%
      Washington Federal                                     200               5
      Washington Mutual                                      167               7
                                                                          ------
                                                                              12
      SUPER-REGIONAL BANKS-US -- 1.4%
      Bank of America                                        908              41
      PNC Financial Services Group                            49               2
      US Bancorp                                             832              24
      Wells Fargo                                            120               7
                                                                          ------
                                                                              74
                                                                          ------
    Total Financial (Cost $ 738)                                             744
                                                                          ------
    HEALTH CARE -- 6.4%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Dentsply International                                 100               5
                                                                          ------
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                                 180               5
                                                                          ------
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                                 30               1
                                                                          ------
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      ICU Medical*                                           280               6
                                                                          ------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                                  30               1
      Kinetic Concepts*                                       80               4
                                                                          ------
                                                                               5
      MEDICAL INSTRUMENTS -- 0.5%
      Boston Scientific*                                     230               8
      Guidant                                                150              10
      St. Jude Medical*                                      110               9
                                                                          ------
                                                                              27
      MEDICAL LABS & TESTING SERVICES -- 0.1%
      Covance*                                               100               4
      Quest Diagnostics                                       30               3
                                                                          ------
                                                                               7
      MEDICAL PRODUCTS -- 1.6%
      Baxter International                                   121               4
      Becton Dickinson                                        40               2
      Cooper                                                  70               5
      Inamed*                                                 70               4
      Johnson & Johnson                                      708              41

5                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
MEDICAL PRODUCTS -- CONTINUED
      Stryker                                                 50          $    2
      Syneron Medical*                                       380               7
      Varian Medical Systems*                                210               9
      Zimmer Holdings*                                       120               9
                                                                          ------
                                                                              83
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Amgen*                                                  40               2
      Applera - Celera Genomics
      Group*                                                 300               4
      Bio-Rad Labs, Cl A*                                    100               5
      Biogen Idec*                                            50               3
      Genentech*                                             160               7
      Millipore*                                              70               3
      Protein Design Labs*                                   280               6
                                                                          ------
                                                                              30
      MEDICAL-DRUGS -- 0.9%
      Bristol-Myers Squibb                                   114               3
      Forest Laboratories*                                    70               3
      Pfizer                                               1,226              35
      Priority Healthcare, Cl B*                             270               5
      Schering-Plough                                        161               3
                                                                          ------
                                                                              49
      MEDICAL-GENERIC DRUGS -- 0.7%
      Barr Pharmaceuticals*                                   40               1
      Par Pharmaceutical*                                    140               6
      Teva Pharmaceutical
      Industries-ADR                                       1,030              27
      Watson Pharmaceuticals*                                 60               2
                                                                          ------
                                                                              36
      MEDICAL-HMO -- 0.6%
      Anthem*                                                 37               3
      Pacificare Health Systems*                             100               3
      Sierra Health Services*                                100               5
      UnitedHealth Group                                     140              10
      WellPoint Health Networks*                             101              10
                                                                          ------
                                                                              31
      MEDICAL-HOSPITALS -- 0.0%
      Tenet Healthcare*                                      200               2
                                                                          ------
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                                    140               4
                                                                          ------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
      Amedisys*                                              100               3
      Lincare Holdings*                                      120               4
                                                                          ------
                                                                               7
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.1%
      AmerisourceBergen                                       50               3
      Cardinal Health                                         43               2
                                                                          ------
                                                                               5
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                                   60               4
                                                                          ------

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                                           170          $    5
                                                                          ------
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                                           100               5
                                                                          ------
      THERAPEUTICS -- 0.2%
      Gilead Sciences*                                       140               5
      MGI Pharma*                                            200               5
                                                                          ------
                                                                              10
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                                            200               5
                                                                          ------
    Total Health Care (Cost $ 335)                                           332
                                                                          ------
    INDUSTRIAL -- 4.1%
      AEROSPACE/DEFENSE -- 0.6%
      Boeing                                                  44               2
      Lockheed Martin                                         40               2
      Northrop Grumman                                       238              13
      Rockwell Collins                                       140               5
      Teledyne Technologies*                                 390              10
                                                                          ------
                                                                              32
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                                   130               7
      Moog, Cl A*                                            150               6
                                                                          ------
                                                                              13
      AIRLINES -- 0.1%
      Southwest Airlines                                     310               5
                                                                          ------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                                            100               5
                                                                          ------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
      3M                                                      20               1
      Actuant, Cl A*                                         100               4
      Brink's                                                360              12
      Danaher                                                 50               3
      ESCO Technologies*                                     100               7
      General Electric                                       190               6
      Honeywell International                                 50               2
      Tyco International                                     160               5
                                                                          ------
                                                                              40
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
      Emerson Electric                                        69               4
                                                                          ------
      ELECTRONIC MEASURING INSTRUMENTS -- 0.4%
      Agilent Technologies*                                   27               1
      Flir Systems*                                          170               9
      Garmin                                                  80               4
      Tektronix                                              160               5
                                                                          ------
                                                                              19
      ELECTRONICS-MILITARY -- 0.4%
      EDO                                                    250               7
      Engineered Support Systems                             100               5

6                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
ELECTRONICS-MILITARY -- CONTINUED
      L-3 Communications Holdings                            100          $    6
                                                                          ------
                                                                              18
      ENGINEERING/R&D SERVICES -- 0.2%
      Shaw Group*                                            690               8
                                                                          ------
      ENGINES-INTERNAL COMBUSTION -- 0.1%
      Briggs & Stratton                                      100               7
                                                                          ------
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                                100               5
                                                                          ------
      GOLD MINING -- 0.0%
      Royal Gold                                             100               2
                                                                          ------
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                                             90               4
                                                                          ------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                                    120               5
                                                                          ------
      INSTRUMENTS-CONTROLS -- 0.1%
      Thermo Electron*                                       170               5
                                                                          ------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera - Applied
      Biosystems Group                                       100               2
                                                                          ------
      MACHINERY-CONSTRUCTION & MINING -- 0.1%
      Joy Global                                             100               3
      Terex*                                                 100               4
                                                                          ------
                                                                               7
      MACHINERY-FARM -- 0.3%
      Deere                                                  270              16
                                                                          ------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                                    100               6
                                                                          ------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      Waste Management                                        47               1
      WCA Waste*                                             640               6
                                                                          ------
                                                                               7
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.0%
      American Power Conversion                               96               2
                                                                          ------
      TOOLS-HAND HELD -- 0.1%
      Stanley                                                 70               3
                                                                          ------
    Total Industrial (Cost $ 217)                                            215
                                                                          ------
    SERVICES -- 3.6%
      ADVERTISING AGENCIES -- 0.1%
      Interpublic Group*                                     400               5
                                                                          ------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                                           80               5
                                                                          ------
      COMMERCIAL SERVICES -- 0.2%
      Intersections*                                         380               5

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
SERVICES -- CONTINUED
COMMERCIAL SERVICES -- CONTINUED
      Iron Mountain*                                         140          $    5
                                                                          ------
                                                                              10
      COMMERCIAL SERVICES-FINANCE -- 0.7%
      Deluxe                                                 200               8
      H&R Block                                              535              25
      MoneyGram International*                                80               1
      Paychex                                                 50               2
                                                                          ------
                                                                              36
      COMPUTER SERVICES -- 0.4%
      Affiliated Computer
      Services, Cl A*                                         62               3
      Anteon International*                                   80               3
      Cognizant Technology
      Solutions, Cl A*                                       230               8
      DST Systems*                                            40               2
      Manhattan Associates*                                  225               5
                                                                          ------
                                                                              21
      CONSULTING SERVICES -- 0.3%
      Accenture Limited, Cl A*                                50               1
      FTI Consulting*                                        200               4
      PDI*                                                   220               6
                                                                          ------
                                                                              11
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.4%
      Cendant                                                919              19
      Viad                                                    10              --
                                                                          ------
                                                                              19
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                                   90               9
      Monster Worldwide*                                     160               4
                                                                          ------
                                                                              13
      HUMAN RESOURCES -- 0.2%
      Manpower                                               130               6
      Medical Staffing Network
      Holdings*                                              450               3
                                                                          ------
                                                                               9
      PRIVATE CORRECTIONS -- 0.1%
      Corrections Corp of America*                           100               3
                                                                          ------
      RENTAL AUTO/EQUIPMENT -- 0.2%
      Aaron Rents                                            300               6
      Rent-A-Center*                                         150               4
                                                                          ------
                                                                              10
      RESEARCH & DEVELOPMENT -- 0.2%
      Parexel International*                                 380               8
      Pharmaceutical Product
      Development*                                           100               4
                                                                          ------
                                                                              12
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                                    140               9
      Education Management*                                   70               2

7                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
SERVICES -- CONTINUED
SCHOOLS -- CONTINUED
      Strayer Education                                       20          $    2
                                                                          ------
                                                                              13
      SECURITY SERVICES -- 0.0%
      Integrated Alarm Services
      Group*                                                 630               3
                                                                          ------
      TELEPHONE-INTEGRATED -- 0.3%
      AT&T                                                   654              11
      BellSouth                                               84               3
      Verizon Communications                                  57               2
                                                                          ------
                                                                              16
                                                                          ------
    Total Services (Cost $ 186)                                              186
                                                                          ------
    TECHNOLOGY -- 10.4%
      APPLICATIONS SOFTWARE -- 0.7%
      Citrix Systems*                                        140               3
      Infosys Technologies ADR*                               70               5
      Intuit*                                                 90               4
      Microsoft                                              300               8
      Quest Software*                                        290               4
      Satyam Computer Services                               120               3
      Siebel Systems*                                        280               3
      Wipro ADR                                              170               4
                                                                          ------
                                                                              34
      B2B/E-COMMERCE -- 0.1%
      webMethods*                                          1,010               7
                                                                          ------
      CELLULAR TELECOMMUNICATIONS -- 1.2%
      Nextel Communications, Cl A*                           320               9
      Nextel Partners, Cl A*                                 390               7
      NII Holdings*                                          120               5
      NTT DoCoMo                                              19              33
      Vimpel-Communications-ADR*                             100              11
                                                                          ------
                                                                              65
      COMPUTER AIDED DESIGN -- 0.3%
      Ansys*                                                 200               6
      Autodesk                                               100               5
      Parametric Technology*                                 740               4
                                                                          ------
                                                                              15
      COMPUTER DATA SECURITY -- 0.0%
      BindView Development*                                  490               2
                                                                          ------
      COMPUTERS -- 0.7%
      Dell Computer*                                          90               3
      International Business
      Machines                                               379              34
                                                                          ------
                                                                              37
      COMPUTERS-MEMORY DEVICES -- 0.3%
      EMC*                                                   280               3
      Network Appliance*                                     240               6
      Quantum*                                             1,800               5
                                                                          ------
                                                                              14

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
      DATA PROCESSING/MANAGEMENT -- 0.3%
      Dun & Bradstreet*                                       30          $    2
      Fiserv*                                                 90               3
      NAVTEQ*                                                 80               4
      SEI Investments                                         60               2
      Veritas Software*                                      330               7
                                                                          ------
                                                                              18
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                                 50               2
      NetIQ*                                                 360               5
                                                                          ------
                                                                               7
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      CTS                                                    180               2
      Flextronics International*                             420               5
      Jabil Circuit*                                         190               5
      NAM TAI Electronics                                    100               2
      Sanmina-SCI*                                           490               4
                                                                          ------
                                                                              18
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.3%
      Applied Micro Circuits*                              1,120               4
      Broadcom, Cl A*                                        240               6
      DSP Group*                                             330               7
      Integrated Silicon
      Solutions*                                             690               5
      Intel                                                  309               7
      Intersil, Cl A                                          70               1
      QLogic*                                                210               7
      Texas Instruments                                      819              20
      Xilinx                                                 180               5
      Zoran*                                                 370               4
                                                                          ------
                                                                              66
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                                           80               4
                                                                          ------
      ENTERPRISE SOFTWARE/SERVICES -- 0.5%
      Ascential Software*                                    180               3
      BMC Software*                                          170               3
      Lawson Software*                                       170               1
      Oracle*                                                535               7
      Retek*                                                 810               4
      SAP ADR*                                               140               6
                                                                          ------
                                                                              24
      INTERNET APPLICATION SOFTWARE -- 0.1%
      Matrixone*                                             720               4
      Vignette*                                            2,230               3
                                                                          ------
                                                                               7
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                                70               3
                                                                          ------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      TIBCO Software*                                        370               4
                                                                          ------
      INTERNET SECURITY -- 0.5%
      Internet Security Systems*                             220               5
      Symantec*                                              271              15

8                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
INTERNET SECURITY -- CONTINUED
      VeriSign*                                              220          $    6
                                                                          ------
                                                                              26
      NETWORKING PRODUCTS -- 0.7%
      Cisco Systems*                                       1,307              25
      Extreme Networks*                                      480               3
      Juniper Networks*                                      120               3
      Polycom*                                               205               4
                                                                          ------
                                                                              35
      OFFICE AUTOMATION & EQUIPMENT -- 0.1%
      Pitney Bowes                                            38               1
      Xerox*                                                 120               2
                                                                          ------
                                                                               3
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.6%
      Analog Devices                                          90               4
      Emulex*                                                475               5
      Integrated Circuit Systems*                             80               2
      Integrated Device
      Technology*                                            630               7
      Maxim Integrated Products                               50               2
      Standard Microsystems*                                 200               4
      Taiwan Semiconductor
      Manufacturing ADR*                                     600               5
                                                                          ------
                                                                              29
      SEMICONDUCTOR EQUIPMENT -- 0.2%
      Applied Materials*                                     140               2
      August Technology*                                     140               1
      Brooks Automation*                                     390               6
                                                                          ------
                                                                               9
      SOFTWARE TOOLS -- 0.2%
      Borland Software*                                      770               8
                                                                          ------
      TELECOMMUNICATIONS EQUIPMENT -- 0.4%
      Avaya*                                                 899              13
      Comverse Technology*                                   250               5
      Lucent Technologies*                                   790               3
                                                                          ------
                                                                              21
      TELECOMMUNICATIONS SERVICES -- 0.6%
      Amdocs*                                                310               8
      Telecom Corp of New Zealand                          6,530              26
                                                                          ------
                                                                              34
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                                            190               5
                                                                          ------
      WEB PORTALS/ISP -- 0.3%
      Yahoo!*                                                390              14
                                                                          ------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                                         350               4
                                                                          ------
      WIRELESS EQUIPMENT -- 0.5%
      Motorola                                             1,176              20

                                                          Shares           Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
WIRELESS EQUIPMENT -- CONTINUED
      Qualcomm                                               190          $    8
                                                                          ------
                                                                              28
                                                                          ------
    Total Technology (Cost $ 515)                                            541
                                                                          ------
    TRANSPORTATION -- 1.0%
      AIRLINES -- 0.1%
      Skywest                                                180               3
                                                                          ------
      TRANSPORT-MARINE -- 0.4%
      Alexander & Baldwin                                    100               3
      CP Ships                                               320               4
      General Maritime*                                      100               4
      Kirby*                                                 100               4
      Overseas Shipholding Group                             100               6
                                                                          ------
                                                                              21
      TRANSPORT-SERVICES -- 0.2%
      Expeditors International
      Washington                                             100               6
      Offshore Logistics*                                    100               4
      United Parcel Service, Cl B                             42               3
                                                                          ------
                                                                              13
      TRANSPORT-TRUCK -- 0.1%
      JB Hunt Transport Services                             130               5
                                                                          ------
      TRANSPORTATION-RAIL -- 0.2%
      Burlington Northern Santa Fe                           179               8
                                                                          ------
    Total Transportation (Cost $ 46)                                          50
                                                                          ------
    UTILITIES -- 1.3%
      ELECTRIC-INTEGRATED -- 0.9%
      Alliant Energy                                          40               1
      Centerpoint Energy                                     100               1
      Duke Energy                                            114               3
      Edison International                                   376              12
      Entergy                                                 68               4
      MGE Energy                                             200               6
      OGE Energy                                             200               5
      Public Service Enterprise
      Group                                                   60               3
      TXU                                                    214              13
                                                                          ------
                                                                              48
      ENERGY-ALTERNATE SOURCES -- 0.1%
      Headwaters*                                            200               6
                                                                          ------
      GAS-DISTRIBUTION -- 0.2%
      Energen                                                100               5
      UGI                                                    170               7
                                                                          ------
                                                                              12
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Electric Power                                 78               3
                                                                          ------

9                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                          Shares           Value
                                                                           (000)
COMMON STOCK -- CONTINUED
    Total Utilities (Cost $ 64)                                           $   69
                                                                          ------
Total Common Stock                                                         2,914
  (Cost $2,879)                                                           ------

FOREIGN COMMON STOCK -- 19.5%
    AUSTRALIA -- 1.5%
      Australia & New Zealand
      Banking Group                                          334               5
      BlueScope Steel                                      3,800              22
      Caltex Australia Limited*                            1,700              11
      QBE Insurance Group                                  2,800              29
      Sims Group*                                          1,037              12
                                                                          ------
    Total Australia                                                           79
                                                                          ------
    BELGIUM -- 0.7%
      Belgacom                                               200               7
      Dexia                                                1,600              32
                                                                          ------
    Total Belgium                                                             39
                                                                          ------
    BERMUDA -- 0.1%
      Renaissancere Holdings                                 100               5
                                                                          ------
    BRAZIL -- 0.3%
      Cia Brasileira de
      Distribuicao Grupo Pao de
      Acucar                                                 400               9
      Tele Norte Leste
      Participacoes                                          600               8
                                                                          ------
    Total Brazil                                                              17
                                                                          ------
    CANADA -- 0.6%
      Dofasco*                                               345              11
      Encana                                                  43               2
      Goldcorp                                               300               5
      Precision Drilling*                                     50               3
      Telesystem International
      Wireless*                                            1,200              13
                                                                          ------
    Total Canada                                                              34
                                                                          ------
    CHINA -- 0.2%
      China Telecom ADR                                      300              10
                                                                          ------
    FRANCE -- 1.2%
      BNP Paribas                                            200              14
      Carrefour*                                             400              18
      Lafarge*                                               125              11
      Societe Generale*                                      130              12
      Total                                                   50              10
                                                                          ------
    Total France                                                              65
                                                                          ------
    GERMANY -- 0.8%
      Allianz*                                               113              12
      Continental*                                           227              12
      Schering*                                              266              17
                                                                          ------
    Total Germany                                                             41
                                                                          ------
    HONG KONG -- 0.2%
      Yue Yuen Industrial Holdings                         3,000               8
                                                                          ------
    INDIA -- 0.2%
      ICICI Bank ADR                                         600               9
                                                                          ------

                                                          Shares           Value
                                                                           (000)
FOREIGN COMMON STOCK -- CONTINUED
    INDONESIA -- 0.2%
      Telekomunikasi Indonesia ADR                           600          $   11
                                                                          ------
    ITALY -- 0.3%
      Banca Intesa*                                        3,500              14
                                                                          ------
    JAPAN -- 3.8%
      Bosch Auto Systems*                                    284               1
      Fuji Photo Film                                        100               3
      Honda Motor                                            700              34
      Kawasaki Kisen Kaisha                                4,075              27
      Mitsubishi Chemical                                  2,000               6
      Mitsui OSK Lines                                     4,600              27
      Nippon Steel                                        12,400              29
      Nippon Yusen Kabushiki
      Kaisha                                               6,000              30
      Santen Pharmaceutical                                  635              12
      Seiko Epson                                            660              27
                                                                          ------
    Total Japan                                                              196
                                                                          ------
    MEXICO -- 0.2%
      Walmart de Mexico ADR                                  300              10
                                                                          ------
    NETHERLANDS -- 1.0%
      Aegon*                                               1,100              12
      CNH Global                                             250               4
      ING Groep*                                           1,375              37
                                                                          ------
    Total Netherlands                                                         53
                                                                          ------
    NORWAY -- 0.6%
      Statoil ASA*                                         2,000              29
                                                                          ------
    PERU -- 0.2%
      Cia de Minas Buenaventura
      ADR                                                    400              10
                                                                          ------
    RUSSIA -- 0.2%
      Lukoil ADR*                                            100              12
                                                                          ------
    SOUTH AFRICA -- 0.4%
      ABSA Group ADR                                         600              13
      Sappi ADR                                              600               9
                                                                          ------
    Total South Africa                                                        22
                                                                          ------
    SOUTH KOREA -- 0.2%
      POSCO ADR*                                             200               7
                                                                          ------
    SPAIN -- 0.2%
      Telefonica*                                            760              13
                                                                          ------
    SWEDEN -- 0.6%
      TeliaSonera                                          6,000              32
                                                                          ------
    SWITZERLAND -- 0.9%
      Geberit*                                                40              26
      Zurich Financial Services*                             150              21
                                                                          ------
    Total Switzerland                                                         47
                                                                          ------
    THAILAND -- 0.2%
      Advanced Info Services ADR                           4,000               9
                                                                          ------
    TURKEY -- 0.3%
      Turkcell Iletisim Hizmet ADR                         1,000              15
                                                                          ------

10                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                            Shares / Face Amount           Value
                                                           (000)           (000)
FOREIGN COMMON STOCK -- CONTINUED
    UNITED KINGDOM -- 4.4%
      Alliance Unichem                                     1,600          $   20
      Anglo American ADR                                     400               9
      Corus Group*                                        12,500              11
      HBOS                                                 1,200              16
      HSBC Holdings                                        1,600              26
      Imperial Tobacco Group ADR                              85               4
      International Power*                                 5,400              16
      Next                                                   466              14
      Royal Bank of Scotland Group                         1,300              38
      SABMiller                                            1,800              26
      Shell Transport & Trading                            4,900              38
      William Hill                                         1,200              11
                                                                          ------
    Total United Kingdom                                                     229
                                                                          ------
Total Foreign Common Stock                                                 1,016
  (Cost $1,013)                                                           ------

FOREIGN PREFERRED STOCK -- 0.8%
    GERMANY -- 0.8%
      Porsche*                                                45              29
      ProSieben SAT.1 Media*                                 863              15
                                                                          ------
    Total Germany                                                             44
                                                                          ------
Total Foreign Preferred Stock                                                 44
  (Cost $46)                                                              ------

RESIDENTIAL MORTGAGES-AGENCY -- 6.6%
      Federal Home Loan Mortgage
      Corporation 30 year
      6.000%, 08/01/29                                   $    18              18
      Federal National Mortgage
      Association 30 year
      6.500%, 10/01/34                                        25              26
      Federal National Mortgage                               96              98
      Association 30 year
      5.500%, 09/01/34
      Federal National Mortgage
      Association 30 year TBA
      6.000%, 11/01/14                                       100             104
      Federal National Mortgage
      Association(B)
      1.790%, 11/15/04                                       100             100
                                                                          ------
Total Residential Mortgages-Agency                                           346
  (Cost $344)                                                             ------

ASSET-BACKED SECURITIES -- 0.4%
      AUTO & TRANSPORTATION -- 0.2%
      Harley Davidson Motorcycle
      Trust, Ser 2003-4, Cl A2
      2.690%, 04/15/11                                        10              10
                                                                          ------
      HOME EQUITY LOANS -- 0.2%
      GE Capital Commercial
      Mortgage, Ser 2004-C3, Cl
      A3(C)
      4.865%, 07/10/39                                        10              10
                                                                          ------

                                                     Face Amount           Value
                                                           (000)           (000)
Total Asset-Backed Securities
  (Cost $20)                                                              $   20
                                                                          ------
CORPORATE BONDS -- 6.4%
    AT&T Wireless Services
      8.750%, 03/01/31                                   $    10              13
    Bank One
      5.900%, 11/15/11                                        10              11
    Baxter International
      5.250%, 05/01/07                                        10              10
    Carnival
      3.750%, 11/15/07                                        10              10
    Caterpillar Finance Services
      MTN, Ser F
      3.700%, 08/15/08                                        15              15
    Cendant
      6.250%, 01/15/08                                        10              11
    Countrywide Home Loan MTN
      3.250%, 05/21/08                                        10              10
    General Electric Capital MTN,
      Ser A
      6.875%, 11/15/10                                        15              17
    General Motors
      8.375%, 07/15/33                                        10              10
    Hewlett-Packard
      5.750%, 12/15/06                                        10              11
    Household Finance
      6.375%, 11/27/12                                        10              11
    IBM
      4.875%, 10/01/06                                        10              10
    International Lease Finance
      MTN, Ser P
      3.300%, 01/23/08                                        10              10
    John Deere Capital MTN, Ser D
      3.750%, 01/13/09                                        15              15
    Merrill Lynch MTN, Ser C
      4.125%, 09/10/09                                        10              10
    Morgan Stanley
      4.750%, 04/01/14                                        10              10
    Motorola
      4.608%, 11/16/07                                        20              21
    Ocean Energy
      4.375%, 10/01/07                                        10              10
    Progress Energy
      6.750%, 03/01/06                                        10              11
    PSE&G Power
      6.950%, 06/01/12                                        10              11
    Reed Elsevier Capital
      6.125%, 08/01/06                                        15              16
    Schering-Plough
      6.500%, 12/01/33                                        10              11
    SLM MTN, Ser A
      3.950%, 08/15/08                                        10              10
    Sprint Capital
      6.000%, 01/15/07                                        10              11
    Time Warner
      7.625%, 04/15/31                                        10              12
    US Bank
      5.700%, 12/15/08                                        15              16
    Verizon Wireless
      5.375%, 12/15/06                                        10              11
    Xcel Energy
      7.000%, 12/01/10                                        10              11
                                                                          ------
Total Corporate Bonds                                                        335
  (Cost $336)                                                             ------

11                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
October 31, 2004(Unaudited)

                                                     Face Amount          Value
                                                           (000)          (000)
FOREIGN BOND -- 0.2%
    United Mexican States MTN,
      Ser A
      7.500%, 04/08/33                                   $    10         $   11
                                                                         ------
Total Foreign Bond
  (Cost $11)                                                                 11
                                                                         ------

U.S. TREASURY OBLIGATIONS -- 2.9%
      U.S. Treasury Bond
      5.375%, 02/15/31                                        30             33
      U.S. Treasury Note
      4.000%, 02/1/14                                         35             35
      U.S. Treasury Note
      3.875%, 05/15/09                                        80             82
                                                                         ------
Total U.S. Treasury Obligations
  (Cost $148)                                                               150
                                                                         ------

REPURCHASE AGREEMENT -- 7.9%
  Deutsche Bank  1.86%, dated
    10/29/04, to be repurchased
    on 11/01/04, repurchase price
    $414,919 (collateralized by
    U.S. Government Obligation,
    par value $429,000, 5.00%,
    07/02/18; total market value
    $423,908)(A)                                             415            415
                                                                         ------
Total Repurchase Agreement
  (Cost $415)                                                               415
                                                                         ------

Total Investments (100.5%)
  (Cost $5,212)                                                           5,251
                                                                         ------
Other Assets and Liabilities,
 Net (-0.5%)                                                                (25)
                                                                         ------
Total Net Assets (100.0%)                                                $5,226
                                                                         ======

* Non-income producing security.

(A) -- Tri-party repurchase agreement

(B) Zero coupon security -- the rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Variable rate security -- the rate reported is the rate as of October 31, 2004.

ADR -- American Depositary Receipt

Cl -- Class

CMO -- Collateralized Mortgage Obligation

LLC -- Limited Liability Company

MTN -- Medium-Term Note

REITS -- Real Estate Investment Trusts

Ser -- Series

TBA -- Security traded under delayed delivery commitments settling after October 31, 2004. Income on this security will not be earned until settle date.

Cost figures are shown with "000's" omitted.

At October 31, 2004, the tax basis cost of the Portfolio's investments was $5,211,728, and the unrealized appreciation and depreciation were $127,162 and $87,625, respectively.


For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Old Mutual Advisor Funds Significant Accounting Policies included in this report.

12                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- 71.3%
    BASIC MATERIALS -- 1.9%
      AGRICULTURAL CHEMICALS -- 0.1%
      Potash Corporation of
      Saskatchewan                                               40       $    3
                                                                          ------
      CHEMICALS-DIVERSIFIED -- 1.1%
      Dow Chemical                                              748           34
      Lyondell Chemical                                         198            4
      Olin                                                      960           18
                                                                          ------
                                                                              56
      CHEMICALS-SPECIALTY -- 0.1%
      Cabot Microelectronics*                                   100            4
      Eastman Chemical                                           40            2
                                                                          ------
                                                                               6
      COAL -- 0.0%
      Peabody Energy                                             30            2
                                                                          ------
      CONTAINERS-METAL/GLASS -- 0.1%
      Crown Holdings*                                           300            3
                                                                          ------
      INDUSTRIAL GASES -- 0.2%
      Air Products & Chemicals                                   20            1
      Airgas                                                    300            7
                                                                          ------
                                                                               8
      METAL-COPPER -- 0.1%
      Southern Peru Copper                                      150            6
                                                                          ------
      PAPER & RELATED PRODUCTS -- 0.1%
      International Paper                                        90            4
      Schweitzer-Mauduit
      International                                             100            3
                                                                          ------
                                                                               7
      STEEL-PRODUCERS -- 0.1%
      Schnitzer Steel Industries,
      Cl A                                                      100            3
      Steel Dynamics                                            100            3
                                                                          ------
                                                                               6
                                                                          ------
    Total Basic Materials (Cost $ 100)                                        97
                                                                          ------
    CONSUMER CYCLICAL -- 9.4%
      APPAREL MANUFACTURERS -- 0.3%
      Carter's*                                                 250            8
      Coach*                                                     90            4
      Columbia Sportswear*                                       40            3
      Polo Ralph Lauren                                         110            4
                                                                          ------
                                                                              19
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                                                 40            3
                                                                          ------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Harman International
      Industries                                                 20            2
                                                                          ------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
      BorgWarner                                                 70            3
                                                                          ------

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      BROADCAST SERVICES/PROGRAMMING -- 0.1%
      Citadel Broadcasting*                                     180       $    3
      Clear Channel Communications                               70            2
                                                                          ------
                                                                               5
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
      DR Horton                                                  60            2
      KB Home                                                   143           12
      Lennar, Cl A                                               30            1
      Orleans Homebuilders*                                     350            7
      Pulte Homes                                                50            3
                                                                          ------
                                                                              25
      CABLE TV -- 0.3%
      EchoStar Communications, Cl
      A*                                                        100            3
      Insight Communications, Cl
      A*                                                        560            5
      Mediacom Communications, Cl
      A*                                                      1,270            8
                                                                          ------
                                                                              16
      CASINO SERVICES -- 0.2%
      International Game
      Technology                                                190            6
      Scientific Games, Cl A*                                   300            7
                                                                          ------
                                                                              13
      CRUISE LINES -- 0.4%
      Carnival                                                  324           17
      Royal Caribbean Cruises                                   130            6
                                                                          ------
                                                                              23
      ENTERTAINMENT SOFTWARE -- 0.1%
      Electronic Arts*                                          159            7
                                                                          ------
      HOTELS & MOTELS -- 0.6%
      Fairmont Hotels & Resorts                                  20           --
      Jameson Inns*                                           4,030            7
      Lodgian*                                                  340           --
      Marriott International, Cl A                               40            2
      Starwood Hotels & Resorts
      Worldwide                                                 478           23
                                                                          ------
                                                                              32
      LEISURE & RECREATIONAL PRODUCTS -- 0.1%
      Brunswick                                                  90            4
                                                                          ------
      MOTORCYCLE/MOTOR SCOOTER -- 0.1%
      Harley-Davidson                                            70            4
                                                                          ------
      MULTIMEDIA -- 0.9%
      Entravision Communications,
      Cl A*                                                   1,390           11
      EW Scripps, Cl A                                           40            2
      Time Warner*                                               90            2
      Walt Disney                                             1,196           30
                                                                          ------
                                                                              45
      PUBLISHING-BOOKS -- 0.3%
      Scholastic*                                               430           13
                                                                          ------

1                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      PUBLISHING-NEWSPAPERS -- 0.3%
      Journal Register*                                         480       $    9
      New York Times, Cl A                                       70            3
      Tribune                                                    60            3
                                                                          ------
                                                                              15
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest Association                                90            1
                                                                          ------
      RADIO -- 0.7%
      Cumulus Media, Cl A*                                      160            2
      Emmis Communications, Cl A*                               410            8
      Radio One, Cl A*                                          540            8
      Spanish Broadcasting
      System, Cl A*                                           1,450           15
      Westwood One*                                             100            2
                                                                          ------
                                                                              35
      RETAIL-APPAREL/SHOE -- 0.6%
      AnnTaylor Stores*                                         120            3
      Charming Shoppes*                                       1,020            8
      Children's Place*                                         200            6
      Jos A Bank Clothiers*                                     100            3
      Kenneth Cole Productions,
      Cl A                                                      120            3
      Too*                                                      420            9
                                                                          ------
                                                                              32
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                                           200            6
                                                                          ------
      RETAIL-AUTO PARTS -- 0.2%
      Autozone*                                                 129           11
                                                                          ------
      RETAIL-BEDDING -- 0.1%
      Bed Bath & Beyond*                                        110            5
                                                                          ------
      RETAIL-BOOKSTORE -- 0.2%
      Barnes & Noble*                                           250            8
                                                                          ------
      RETAIL-BUILDING PRODUCTS -- 0.2%
      Lowe's                                                    220           12
                                                                          ------
      RETAIL-CONSUMER ELECTRONICS -- 0.0%
      Best Buy                                                   40            2
                                                                          ------
      RETAIL-CONVENIENCE STORE -- 0.1%
      7-Eleven*                                                 200            4
                                                                          ------
      RETAIL-DISCOUNT -- 1.0%
      Costco Wholesale                                           50            2
      Dollar General                                            172            3
      Dollar Tree Stores*                                        90            3
      Target                                                     70            4
      Wal-Mart Stores                                           735           40
                                                                          ------
                                                                              52
      RETAIL-DRUG STORE -- 0.2%
      CVS                                                       140            6
      Walgreen                                                   90            3
                                                                          ------
                                                                               9

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER CYCLICAL -- CONTINUED
      RETAIL-GARDENING PRODUCTS -- 0.1%
      Tractor Supply*                                           110       $    4
                                                                          ------
      RETAIL-HOME FURNISHINGS -- 0.0%
      Pier 1 Imports                                             60            1
                                                                          ------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                                    50            2
                                                                          ------
      RETAIL-OFFICE SUPPLIES -- 0.1%
      Staples                                                   180            5
                                                                          ------
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International                                200            5
                                                                          ------
      RETAIL-PET FOOD & SUPPLIES -- 0.1%
      Petco Animal Supplies*                                     90            3
                                                                          ------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                                       100            3
                                                                          ------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.3%
      Federated Department Stores                                19            1
      Kohl's*                                                   100            5
      Neiman-Marcus Group, Cl A                                 150            9
                                                                          ------
                                                                              15
      RETAIL-RESTAURANTS -- 0.2%
      Starbucks*                                                 70            4
      Wendy's International                                     157            5
                                                                          ------
                                                                               9
      RETAIL-SPORTING GOODS -- 0.1%
      Gander Mountain*                                          290            6
                                                                          ------
      RETAIL-TOY STORE -- 0.0%
      Toys "R" Us*                                               60            1
                                                                          ------
      TELEVISION -- 0.3%
      Sinclair Broadcast Group,
      Cl A                                                      790            5
      Univision Communications,
      Cl A*                                                     280            9
                                                                          ------
                                                                              14
      THEATERS -- 0.1%
      Carmike Cinemas*                                          100            4
                                                                          ------
      TOYS -- 0.1%
      Leapfrog Enterprises*                                     270            3
      Mattel                                                    257            5
                                                                          ------
                                                                               8
                                                                          ------
    Total Consumer Cyclical (Cost $ 482)                                     486
                                                                          ------
    CONSUMER NON-CYCLICAL -- 2.0%
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      PepsiCo                                                   142            7
                                                                          ------
      BREWERY -- 0.2%
      Anheuser-Busch                                            180            9
                                                                          ------

2                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
CONSUMER NON-CYCLICAL -- CONTINUED
      CONSUMER PRODUCTS-MISCELLANEOUS, CL A -- 0.1%
      Fossil*                                                   120       $    4
                                                                          ------
      COSMETICS & TOILETRIES -- 0.3%
      Avon Products                                              90            3
      Estee Lauder, Cl A                                         70            3
      Procter & Gamble                                          130            7
                                                                          ------
                                                                              13
      FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                               150            5
                                                                          ------
      FOOD-FLOUR & GRAIN -- 0.0%
      Archer-Daniels-Midland                                     49            1
                                                                          ------
      FOOD-MEAT PRODUCTS -- 0.1%
      Smithfield Foods*                                         250            6
                                                                          ------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      Conagra Foods                                             164            5
      HJ Heinz                                                   64            2
                                                                          ------
                                                                               7
      FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
      Sysco                                                      70            2
                                                                          ------
      POULTRY -- 0.1%
      Sanderson Farms                                           100            3
                                                                          ------
      TOBACCO -- 0.9%
      Altria Group                                              652           31
      UST                                                       405           17
                                                                          ------
                                                                              48
                                                                          ------
    Total Consumer Non-Cyclical (Cost $ 104)                                 105
                                                                          ------
    ENERGY -- 5.2%
      OIL & GAS DRILLING -- 0.4%
      Atwood Oceanics*                                           80            4
      ENSCO International                                       100            3
      GlobalSantaFe                                             110            3
      Nabors Industries*                                         70            3
      Patterson-UTI Energy                                      100            2
      Pride International*                                       70            1
      Rowan*                                                     70            2
      Transocean*                                                50            2
                                                                          ------
                                                                              20
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.3%
      Berry Petroleum, Cl A                                     100            4
      Cimarex Energy*                                            50            2
      Comstock Resources*                                       300            7
      Houston Exploration*                                      100            6
      Magnum Hunter Resources*                                  300            4
      Meridian Resource*                                        680            5
      Murphy Oil                                                 50            4
      Newfield Exploration*                                     110            6
      Noble Energy                                               10            1
      Penn Virginia                                             200            7
      Pogo Producing                                            170            8
      Range Resources                                           160            2

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Stone Energy*                                             110       $    4
      Unit*                                                     100            4
      Vintage Petroleum                                         220            5
                                                                          ------
                                                                              69
      OIL COMPANIES-INTEGRATED -- 1.5%
      BP-ADR*                                                   177           10
      ChevronTexaco                                             129            7
      ConocoPhillips                                            588           50
      Occidental Petroleum                                      214           12
                                                                          ------
                                                                              79
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Lone Star Technologies*                                   180            5
      National-Oilwell*                                          60            2
      Smith International*                                       80            4
                                                                          ------
                                                                              11
      OIL REFINING & MARKETING -- 0.8%
      Frontier Oil                                              240            6
      Giant Industries*                                         100            2
      Tesoro*                                                   200            6
      Valero Energy                                             603           26
                                                                          ------
                                                                              40
      OIL-FIELD SERVICES -- 0.7%
      BJ Services*                                              260           13
      CAL Dive International*                                   125            4
      Core Laboratories*                                        240            6
      Schlumberger                                               50            3
      Tidewater                                                  60            2
      W-H Energy Services*                                      230            5
      Weatherford International*                                 20            1
                                                                          ------
                                                                              34
      PIPELINES -- 0.3%
      El Paso*                                                  290            3
      National Fuel Gas                                         150            4
      Williams                                                  130            2
                                                                          ------
                                                                               9
                                                                          ------
    Total Energy (Cost $ 267)                                                262
                                                                          ------
    FINANCIAL -- 20.3%
      COMMERCIAL BANKS-CENTRAL US -- 0.3%
      Bank Mutual                                               215            2
      TCF Financial                                              90            3
      Texas Regional Bancshares,
      Cl A                                                      100            3
      Wintrust Financial                                        100            6
                                                                          ------
                                                                              14
      COMMERCIAL BANKS-EASTERN US -- 0.4%
      Bancorp Bank*                                              70            1
      Commerce Bancorp                                          100            6
      North Fork Bancorporation                                 150            7
      Signature Bank*                                           250            7
                                                                          ------
                                                                              21

3                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      COMMERCIAL BANKS-SOUTHERN US -- 0.4%
      Colonial BancGroup                                        300       $    6
      Oriental Financial Group                                  200            6
      Popular                                                   300            8
                                                                          ------
                                                                              20
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      UCBH Holdings                                             150            7
                                                                          ------
      FIDUCIARY BANKS -- 0.0%
      State Street                                               20            1
                                                                          ------
      FINANCE-CONSUMER LOANS -- 0.9%
      Asta Funding                                              100            2
      CIT Group                                                  90            4
      Collegiate Funding Services
      LLC*                                                      920           11
      Portfolio Recovery
      Associates*                                               360           12
      SLM                                                       333           15
      World Acceptance*                                         100            2
                                                                          ------
                                                                              46
      FINANCE-CREDIT CARD -- 0.4%
      Capital One Financial                                     110            8
      MBNA                                                      152            4
      Metris*                                                   740            7
      Providian Financial*                                      110            2
                                                                          ------
                                                                              21
      FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
      Citigroup                                                 237           10
      Friedman Billings Ramsey
      Group, Cl A                                               130            2
      Goldman Sachs Group                                       100           10
      JPMorgan Chase                                             82            3
      Lehman Brothers Holdings                                   20            2
                                                                          ------
                                                                              27
      FINANCE-MORTGAGE LOAN/BANKER -- 0.9%
      Accredited Home Lenders
      Holding*                                                   70            3
      Countrywide Credit Industry                             1,319           42
                                                                          ------
                                                                              45
      FINANCE-OTHER SERVICES -- 0.1%
      Asset Acceptance Capital*                                  80            1
      eSpeed, Cl A*                                             370            4
                                                                          ------
                                                                               5
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      MGIC Investment                                            96            6
      PMI Group                                                 150            6
                                                                          ------
                                                                              12
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                                             150            6
      Hilb Rogal & Hobbs                                        220            7
                                                                          ------
                                                                              13

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.3%
      Affiliated Managers Group*                                160       $    9
      Federated Investors, Cl B                                  80            2
      Franklin Resources                                         30            2
                                                                          ------
                                                                              13
      LIFE/HEALTH INSURANCE -- 0.1%
      Cigna                                                      53            3
      Lincoln National                                           40            2
                                                                          ------
                                                                               5
      MULTI-LINE INSURANCE -- 1.0%
      Allmerica Financial*                                      240            7
      Allstate                                                  291           14
      American International Group                              248           15
      Assurant*                                                  30            1
      Cincinnati Financial                                       70            3
      Hartford Financial Services
      Group                                                      96            5
      Old Republic International                                250            6
                                                                          ------
                                                                              51
      PROPERTY/CASUALTY INSURANCE -- 1.0%
      ACE                                                       329           12
      Bristol West Holdings*                                    370            6
      EMC Insurance Group                                       300            6
      Fidelity National Financial                                50            2
      Philadelphia Consolidated
      Holding*                                                  100            6
      PMA Capital, Cl A                                         400            3
      Safeco                                                    150            7
      XL Capital, Cl A                                          134           10
                                                                          ------
                                                                              52
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                                        315            8
      Trammell Crow*                                            250            4
                                                                          ------
                                                                              12
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.3%
      Brookfield Properties                                     411           14
      St. Joe                                                    30            2
                                                                          ------
                                                                              16
      REINSURANCE -- 0.2%
      Aspen Insurance Holdings*                                  50            1
      Axis Capital Holdings                                     110            3
      Odyssey Re Holdings                                       180            4
      PartnerRe                                                  30            2
                                                                          ------
                                                                              10
      REITS-APARTMENTS -- 1.7%
      AvalonBay Communities                                     171           11
      BRE Properties, Cl A                                      634           25
      Equity Residential                                        722           24
      GMH Communities Trust*                                    410            5
      Home Properties of New York                               275           12
      United Dominion Realty Trust                              486           10
                                                                          ------
                                                                              87

4                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)
COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      REITS-DIVERSIFIED -- 3.3%
      Alexandria Real Estate
      Equities                                                  147       $   10
      American Financial Realty
      Trust                                                     130            2
      Arden Realty                                              223            7
      BioMed Realty Trust*                                       91            2
      Boston Properties                                         317           19
      Capital Automotive                                        302           10
      Colonial Properties Trust                                 156            6
      Corporate Office Properties
      Trust                                                     100            3
      Crescent Real Estate Equity                               102            1
      Duke Realty                                               405           14
      Government Properties Trust*                              494            5
      Kilroy Realty                                             125            5
      Lexington Corporate
      Properties Trust                                          418            9
      Liberty Property Trust                                    234            9
      Mack-Cali Realty                                          212            9
      PS Business Parks                                         381           17
      SL Green Realty                                           176           10
      Vornado Realty Trust                                      457           31
                                                                          ------
                                                                             169
      REITS-HOTELS -- 1.2%
      Host Marriott*                                          1,465           21
      Innkeepers USA Trust                                      211            3
      LaSalle Hotel Properties                                  450           13
      Meristar Hospitality*                                   3,260           19
      Strategic Hotel Capital*                                  251            4
                                                                          ------
                                                                              60
      REITS-MORTGAGE -- 0.2%
      HomeBanc*                                               1,110           10
                                                                          ------
      REITS-REGIONAL MALLS -- 1.2%
      CBL & Associates Properties                               155           10
      Rouse                                                     142           10
      Simon Property Group                                      711           41
                                                                          ------
                                                                              61
      REITS-SHOPPING CENTERS -- 1.5%
      Developers Diversified
      Realty                                                    387           16
      Pan Pacific Retail
      Properties                                                323           18
      Realty Income                                             107            5
      Regency Centers                                           417           21
      Tanger Factory Outlet
      Centers                                                   143            7
      Weingarten Realty Investors                               215            8
                                                                          ------
                                                                              75
      REITS-STORAGE -- 0.5%
      Extra Space Storage*                                      681            9
      Public Storage                                            278           15
      U-Store-It Trust*                                         200            3
                                                                          ------
                                                                              27
      REITS-WAREHOUSE/INDUSTRIAL -- 0.4%
      Catellus Development                                      200            6
      Prologis                                                  405           16
                                                                          ------
                                                                              22

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
FINANCIAL -- CONTINUED
      S&L/THRIFTS-CENTRAL US -- 0.1%
      Franklin Bank*                                            440       $    7
                                                                          ------
      S&L/THRIFTS-EASTERN US -- 0.2%
      Brookline Bancorp                                         220            3
      NewAlliance Bancshares*                                   430            6
                                                                          ------
                                                                               9
      S&L/THRIFTS-SOUTHERN US -- 0.0%
      Ocwen Financial*                                          300            2
                                                                          ------
      S&L/THRIFTS-WESTERN US -- 0.4%
      Washington Federal                                        250            6
      Washington Mutual                                         294           12
                                                                          ------
                                                                              18
      SUPER-REGIONAL BANKS-US -- 2.0%
      Bank of America                                         1,275           57
      PNC Financial Services Group                              101            5
      US Bancorp                                              1,105           32
      Wells Fargo                                               172           10
                                                                          ------
                                                                             104
                                                                          ------
    Total Financial (Cost $ 1,032)                                         1,042
                                                                          ------
    HEALTH CARE -- 7.9%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Dentsply International                                    100            5
                                                                          ------
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                                    150            4
                                                                          ------
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                                    20            1
                                                                          ------
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      ICU Medical*                                              340            8
                                                                          ------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                                     20            1
      Kinetic Concepts*                                          70            3
                                                                          ------
                                                                               4
      MEDICAL INSTRUMENTS -- 0.7%
      Boston Scientific*                                        230            8
      Guidant                                                   210           14
      St. Jude Medical*                                         180           14
                                                                          ------
                                                                              36
      MEDICAL LABS & TESTING SERVICES -- 0.1%
      Covance*                                                  150            6
      Quest Diagnostics                                          20            2
                                                                          ------
                                                                               8
      MEDICAL PRODUCTS -- 2.0%
      Baxter International                                      248            8
      Becton Dickinson                                           30            1
      Cooper                                                     60            4
      Inamed*                                                    60            3
      Johnson & Johnson                                         918           54

5                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
MEDICAL PRODUCTS -- CONTINUED
      Stryker                                                    50       $    2
      Syneron Medical*                                          380            7
      Varian Medical Systems*                                   250           10
      Zimmer Holdings*                                          150           12
                                                                          ------
                                                                             101
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Amgen*                                                     40            2
      Applera - Celera Genomics
      Group*                                                    360            5
      Bio-Rad Labs, Cl A*                                       100            5
      Biogen Idec*                                               50            3
      Genentech*                                                220           10
      Millipore*                                                 60            3
      Protein Design Labs*                                      230            4
                                                                          ------
                                                                              32
      MEDICAL-DRUGS -- 1.3%
      Bristol-Myers Squibb                                      233            5
      Forest Laboratories*                                      170            8
      Pfizer                                                  1,568           45
      Priority Healthcare, Cl B*                                310            6
      Schering-Plough                                           328            6
                                                                          ------
                                                                              70
      MEDICAL-GENERIC DRUGS -- 0.8%
      Barr Pharmaceuticals*                                      30            1
      Par Pharmaceutical*                                       160            6
      Teva Pharmaceutical
      Industries ADR                                          1,300           34
      Watson Pharmaceuticals*                                    50            2
                                                                          ------
                                                                              43
      MEDICAL-HMO -- 0.8%
      Anthem*                                                    76            6
      Pacificare Health Systems*                                150            5
      Sierra Health Services*                                   100            5
      UnitedHealth Group                                        172           12
      WellPoint Health Networks*                                129           13
                                                                          ------
                                                                              41
      MEDICAL-HOSPITALS -- 0.0%
      Tenet Healthcare*                                         150            2
                                                                          ------
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                                       160            5
                                                                          ------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
      Amedisys*                                                 200            6
      Lincare Holdings*                                          80            3
                                                                          ------
                                                                               9
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.2%
      AmerisourceBergen                                         100            5
      Cardinal Health                                            59            3
                                                                          ------
                                                                               8
      OPTICAL SUPPLIES -- 0.2%
      Alcon                                                     110            8
                                                                          ------

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
HEALTH CARE -- CONTINUED
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                                              160       $    5
                                                                          ------
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                                              100            5
                                                                          ------
      THERAPEUTICS -- 0.2%
      Gilead Sciences*                                          140            5
      MGI Pharma*                                               170            4
                                                                          ------
                                                                               9
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                                               200            4
                                                                          ------
    Total Health Care (Cost $ 411)                                           408
                                                                          ------
    INDUSTRIAL -- 4.8%
      AEROSPACE/DEFENSE -- 0.7%
      Boeing                                                     89            5
      Lockheed Martin                                            40            2
      Northrop Grumman                                          315           16
      Rockwell Collins                                           80            3
      Teledyne Technologies*                                    470           12
                                                                          ------
                                                                              38
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      Alliant Techsystems*                                      120            7
      Moog, Cl A*                                               190            7
                                                                          ------
                                                                              14
      AIRLINES -- 0.1%
      Southwest Airlines                                        230            4
                                                                          ------
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                                     200            6
                                                                          ------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                                               100            5
                                                                          ------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
      3M                                                         20            2
      Actuant, Cl A*                                            100            4
      Brink's                                                   400           13
      Danaher                                                    50            3
      ESCO Technologies*                                        100            7
      General Electric                                          200            7
      Honeywell International                                   102            3
      Tyco International                                        231            7
                                                                          ------
                                                                              46
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
      Emerson Electric                                          130            8
                                                                          ------
      ELECTRONIC MEASURING INSTRUMENTS -- 0.2%
      Agilent Technologies*                                      35            1
      Flir Systems*                                             150            8
      Tektronix                                                 140            4
                                                                          ------
                                                                              13
      ELECTRONICS-MILITARY -- 0.5%
      EDO                                                       320            9

6                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
INDUSTRIAL -- CONTINUED
ELECTRONICS-MILITARY -- CONTINUED
      Engineered Support Systems                                100       $    5
      L-3 Communications Holdings                               150           10
                                                                          ------
                                                                              24
      ENGINEERING/R&D SERVICES -- 0.2%
      Shaw Group*                                               810           10
                                                                          ------
      ENGINES-INTERNAL COMBUSTION -- 0.1%
      Briggs & Stratton                                         100            7
                                                                          ------
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                                   100            5
                                                                          ------
      GOLD MINING -- 0.0%
      Royal Gold                                                100            2
                                                                          ------
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                                                70            3
                                                                          ------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                                       100            4
                                                                          ------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera - Applied
      Biosystems Group                                           70            1
                                                                          ------
      MACHINERY-CONSTRUCTION & MINING -- 0.2%
      Joy Global                                                200            7
      Terex*                                                    150            5
                                                                          ------
                                                                              12
      MACHINERY-FARM -- 0.4%
      Deere                                                     359           21
                                                                          ------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                                        80            5
                                                                          ------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
      Waste Management                                           95            3
      WCA Waste*                                                780            7
                                                                          ------
                                                                              10
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Power Conversion                                 196            4
                                                                          ------
      TOOLS-HAND HELD -- 0.1%
      Stanley                                                   143            6
                                                                          ------
    Total Industrial (Cost $ 251)                                            248
                                                                          ------
    SERVICES -- 4.4%
      ADVERTISING AGENCIES -- 0.1%
      Interpublic Group*                                        300            4
                                                                          ------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                                              60            4
                                                                          ------
      COMMERCIAL SERVICES -- 0.2%
      Intersections*                                            425            6

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
SERVICES -- CONTINUED
COMMERCIAL SERVICES -- CONTINUED
      Iron Mountain*                                            120       $    4
                                                                          ------
                                                                              10
      COMMERCIAL SERVICES-FINANCE -- 0.9%
      Deluxe                                                    265           10
      H&R Block                                                 710           34
      MoneyGram International*                                   70            1
      Paychex                                                   110            4
                                                                          ------
                                                                              49
      COMPUTER SERVICES -- 0.5%
      Affiliated Computer
      Services, Cl A*                                            82            4
      Anteon International*                                      70            3
      Cognizant Technology
      Solutions, Cl A*                                          340           12
      DST Systems*                                               30            1
      Manhattan Associates*                                     245            5
                                                                          ------
                                                                              25
      CONSULTING SERVICES -- 0.3%
      Accenture Limited, Cl A*                                   50            1
      FTI Consulting*                                           200            4
      PDI*                                                      280            8
      UnitedGlobalCom, Cl A*                                    290            2
                                                                          ------
                                                                              15
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.5%
      Cendant                                                 1,220           25
      Viad                                                       10           --
                                                                          ------
                                                                              25
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                                      90            9
      Monster Worldwide*                                        120            3
                                                                          ------
                                                                              12
      HUMAN RESOURCES -- 0.2%
      Manpower                                                  110            5
      Medical Staffing Network
      Holdings*                                                 550            4
                                                                          ------
                                                                               9
      PRIVATE CORRECTIONS -- 0.1%
      Corrections Corp of America*                              200            7
                                                                          ------
      RENTAL AUTO/EQUIPMENT -- 0.2%
      Aaron Rents                                               300            6
      Rent-A-Center*                                            150            4
                                                                          ------
                                                                              10
      RESEARCH & DEVELOPMENT -- 0.3%
      Parexel International*                                    450            9
      Pharmaceutical Product
      Development*                                              100            4
                                                                          ------
                                                                              13
      SCHOOLS -- 0.3%
      Apollo Group, Cl A*                                       210           14

7                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
SERVICES -- CONTINUED
SCHOOLS -- CONTINUED
      Education Management*                                      60       $    1
      Strayer Education                                          20            2
                                                                          ------
                                                                              17
      SECURITY SERVICES -- 0.1%
      Integrated Alarm Services
      Group*                                                    760            3
                                                                          ------
      TELEPHONE-INTEGRATED -- 0.4%
      AT&T                                                      871           15
      BellSouth                                                 110            3
      Verizon Communications                                    117            5
                                                                          ------
                                                                              23
                                                                          ------
    Total Services (Cost $ 227)                                              226
                                                                          ------
    TECHNOLOGY -- 12.1%
      APPLICATIONS SOFTWARE -- 0.6%
      Citrix Systems*                                           100            3
      Infosys Technologies ADR*                                  70            5
      Intuit*                                                    70            3
      Microsoft                                                 300            8
      Quest Software*                                           350            5
      Satyam Computer Services                                   80            2
      Siebel Systems*                                           220            2
      Wipro-ADR                                                 180            4
                                                                          ------
                                                                              32
      B2B/E-COMMERCE -- 0.2%
      webMethods*                                             1,250            9
                                                                          ------
      CELLULAR TELECOMMUNICATIONS -- 1.3%
      Nextel Communications, Cl A*                              320            8
      NII Holdings*                                             110            5
      NTT DoCoMo                                                 23           41
      Vimpel-Communications ADR*                                100           11
                                                                          ------
                                                                              65
      COMPUTER AIDED DESIGN -- 0.3%
      Ansys*                                                    200            6
      Autodesk                                                  100            5
      Parametric Technology*                                    920            5
                                                                          ------
                                                                              16
      COMPUTER DATA SECURITY -- 0.0%
      BindView Development*                                     580            2
                                                                          ------
      COMPUTERS -- 0.9%
      Dell Computer*                                            100            4
      International Business
      Machines                                                  503           45
                                                                          ------
                                                                              49
      COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      MTS Systems                                               200            5
                                                                          ------
      COMPUTERS-MEMORY DEVICES -- 0.3%
      EMC*                                                      290            4
      Network Appliance*                                        230            5

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
COMPUTERS-MEMORY DEVICES -- CONTINUED
      Quantum*                                                2,210       $    6
                                                                          ------
                                                                              15
      DATA PROCESSING/MANAGEMENT -- 0.3%
      Dun & Bradstreet*                                          20            1
      Fiserv*                                                    70            3
      NAVTEQ*                                                    60            2
      SEI Investments                                            50            2
      Veritas Software*                                         270            6
                                                                          ------
                                                                              14
      DECISION SUPPORT SOFTWARE -- 0.2%
      Cognos*                                                   100            4
      NetIQ*                                                    440            6
                                                                          ------
                                                                              10
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.4%
      CTS                                                       240            3
      Flextronics International*                                370            4
      Jabil Circuit*                                            160            4
      NAM TAI Electronics                                       100            2
      Sanmina-SCI*                                              600            5
                                                                          ------
                                                                              18
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      Applied Micro Circuits*                                 1,310            5
      Broadcom, Cl A*                                           320            9
      DSP Group*                                                380            7
      Integrated Silicon
      Solutions*                                                790            6
      Intel                                                     328            7
      Intersil, Cl A                                             60            1
      QLogic*                                                   150            5
      Texas Instruments                                       1,087           27
      Xilinx                                                    180            5
      Zoran*                                                    430            4
                                                                          ------
                                                                              76
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                                              70            4
                                                                          ------
      ENTERPRISE SOFTWARE/SERVICES -- 0.6%
      Ascential Software*                                       190            3
      BMC Software*                                             130            2
      Lawson Software*                                          150            1
      Oracle*                                                   635            8
      Retek*                                                  1,050            6
      SAP ADR*                                                  250           11
                                                                          ------
                                                                              31
      INTERNET APPLICATION SOFTWARE -- 0.1%
      Matrixone*                                                860            5
      Vignette*                                               2,710            3
                                                                          ------
                                                                               8
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                                   60            2
                                                                          ------
      INTERNET SECURITY -- 0.5%
      Internet Security Systems*                                260            6
      Symantec*                                                 304           17

8                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
INTERNET SECURITY -- CONTINUED
      VeriSign*                                                 160       $    4
                                                                          ------
                                                                              27
      NETWORKING PRODUCTS -- 0.9%
      Cisco Systems*                                          1,792           34
      Extreme Networks*                                         590            3
      Juniper Networks*                                         130            4
      Polycom*                                                  170            4
                                                                          ------
                                                                              45
      OFFICE AUTOMATION & EQUIPMENT -- 0.1%
      Pitney Bowes                                               77            4
      Xerox*                                                     90            1
                                                                          ------
                                                                               5
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.8%
      Analog Devices                                             90            4
      Emulex*                                                   550            6
      Integrated Circuit Systems*                                60            1
      Integrated Device
      Technology*                                               700            8
      Maxim Integrated Products                                  50            2
      Standard Microsystems*                                    200            4
      Taiwan Semiconductor
      Manufacturing ADR*                                      2,200           17
                                                                          ------
                                                                              42
      SEMICONDUCTOR EQUIPMENT -- 0.2%
      Applied Materials*                                        140            2
      August Technology*                                        180            2
      Brooks Automation*                                        470            7
                                                                          ------
                                                                              11
      SOFTWARE TOOLS -- 0.2%
      Borland Software*                                         940           10
                                                                          ------
      TELECOMMUNICATIONS EQUIPMENT -- 0.5%
      Avaya*                                                  1,196           17
      Comverse Technology*                                      210            4
      Lucent Technologies*                                      810            3
                                                                          ------
                                                                              24
      TELECOMMUNICATIONS SERVICES -- 0.8%
      Amdocs*                                                   330            8
      Telecom Corp of New Zealand                             8,049           32
                                                                          ------
                                                                              40
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                                               160            4
                                                                          ------
      WEB PORTALS/ISP -- 0.3%
      Yahoo!*                                                   480           17
                                                                          ------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                                            350            4
                                                                          ------
      WIRELESS EQUIPMENT -- 0.7%
      Motorola                                                1,635           28

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
WIRELESS EQUIPMENT -- CONTINUED
      Qualcomm                                                  200       $    9
                                                                          ------
                                                                              37
                                                                          ------
    Total Technology (Cost $ 593)                                            622
                                                                          ------
    TRANSPORTATION -- 1.3%
      AIRLINES -- 0.1%
      Skywest                                                   220            4
                                                                          ------
      TRANSPORT-MARINE -- 0.5%
      Alexander & Baldwin                                       120            4
      CP Ships                                                  370            5
      General Maritime*                                         100            4
      Kirby*                                                    100            4
      Overseas Shipholding Group                                150            9
                                                                          ------
                                                                              26
      TRANSPORT-SERVICES -- 0.3%
      Expeditors International
      Washington                                                100            6
      Offshore Logistics*                                       200            7
      United Parcel Service, Cl B                                42            3
                                                                          ------
                                                                              16
      TRANSPORT-TRUCK -- 0.2%
      JB Hunt Transport Services                                220            9
                                                                          ------
      TRANSPORTATION-RAIL -- 0.2%
      Burlington Northern Santa Fe                              300           12
                                                                          ------
    Total Transportation (Cost $ 62)                                          67
                                                                          ------
    UTILITIES -- 2.0%
      ELECTRIC-INTEGRATED -- 1.3%
      Alliant Energy                                             30            1
      Centerpoint Energy                                        204            2
      Duke Energy                                               232            6
      Edison International                                      499           15
      Entergy                                                   139            9
      MGE Energy                                                230            7
      OGE Energy                                                250            6
      Public Service Enterprise
      Group                                                      50            2
      TXU                                                       285           18
                                                                          ------
                                                                              66
      ENERGY-ALTERNATE SOURCES -- 0.1%
      Headwaters*                                               200            7
                                                                          ------
      GAS-DISTRIBUTION -- 0.3%
      Energen                                                   100            5
      UGI                                                       280           11
                                                                          ------
                                                                              16
      PIPELINES -- 0.2%
      Questar                                                   150            7
                                                                          ------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Electric Power                                   159            5
                                                                          ------

9                               OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                               Shares      Value
                                                                           (000)

COMMON STOCK -- CONTINUED
    Total Utilities (Cost $ 94)                                           $  101
                                                                          ------
  Total Common Stock
  (Cost $3,623)                                                            3,664
                                                                          ------

FOREIGN COMMON STOCK -- 24.5%
    AUSTRALIA -- 1.9%
      Australia & New Zealand
      Banking Group                                             412            6
      BlueScope Steel                                         5,640           33
      Caltex Australia Limited*                               1,900           13
      QBE Insurance Group                                     3,950           40
      Sims Group*                                               605            7
                                                                          ------
    Total Australia                                                           99
                                                                          ------
    BELGIUM -- 1.0%
      Belgacom                                                  170            6
      Compagnie Maritime Belge                                   37            8
      Dexia                                                   1,740           35
                                                                          ------
    Total Belgium                                                             49
                                                                          ------
    BERMUDA -- 0.1%
      Renaissancere Holdings                                    150            7
                                                                          ------
    BRAZIL -- 0.5%
      Cia Brasileira de
      Distribuicao Grupo Pao de
      Acucar                                                    600           14
      Tele Norte Leste
      Participacoes                                             800           11
                                                                          ------
    Total Brazil                                                              25
                                                                          ------
    CANADA -- 0.8%
      Dofasco*                                                  565           18
      Encana                                                     88            4
      Goldcorp                                                  350            5
      Precision Drilling*                                        50            3
      Telesystem International
      Wireless*                                               1,080           12
                                                                          ------
    Total Canada                                                              42
                                                                          ------
    CHINA -- 0.3%
      China Telecom ADR                                         400           13
                                                                          ------
    FINLAND -- 0.1%
      Rautaruukki OYJ*                                          600            6
                                                                          ------
    FRANCE -- 1.6%
      BNP Paribas                                               190           13
      Carrefour*                                                600           26
      France Telecom*                                           230            7
      Lafarge*                                                   65            6
      Societe Generale*                                         200           18
      Total                                                      50           10
                                                                          ------
    Total France                                                              80
                                                                          ------
    GERMANY -- 0.9%
      Allianz*                                                   57            6
      Continental*                                              254           14
      Muenchener
      Rueckversicherungs*                                        60            6

                                                               Shares      Value
                                                                           (000)

FOREIGN COMMON STOCK -- CONTINUED
GERMANY -- CONTINUED
      Schering*                                                 334       $   21
                                                                          ------
    Total Germany                                                             47
                                                                          ------
    HONG KONG -- 0.1%
      Yue Yuen Industrial Holdings                            3,000            8
                                                                          ------
    INDIA -- 0.2%
      ICICI Bank ADR                                            800           13
                                                                          ------
    INDONESIA -- 0.3%
      Telekomunikasi Indonesia ADR                              800           15
                                                                          ------
    ITALY -- 0.4%
      Banca Intesa*                                           2,400           10
      Impregilo Spa, Euro*                                   14,000            8
                                                                          ------
    Total Italy                                                               18
                                                                          ------
    JAPAN -- 4.7%
      Bosch Auto Systems*                                       917            4
      Fuji Photo Film                                           175            6
      Honda Motor                                               700           34
      Kawasaki Kisen Kaisha                                   5,000           33
      Mitsui OSK Lines                                        6,000           36
      Nippon Steel                                           15,600           36
      Nippon Yusen Kabushiki
      Kaisha                                                  7,000           35
      Santen Pharmaceutical                                     425            8
      Seiko Epson                                               875           36
      Shinko Electric Industries*                               190            6
      Takeda Pharmaceutical                                     125            6
      Toshiba Tec Corp*                                       1,000            4
                                                                          ------
    Total Japan                                                              244
                                                                          ------
    MEXICO -- 0.3%
      Walmart de Mexico ADR                                     400           13
                                                                          ------
    NETHERLANDS -- 1.1%
      Aegon*                                                    550            6
      CNH Global                                                250            4
      ING Groep*                                              1,650           44
                                                                          ------
    Total Netherlands                                                         54
                                                                          ------
    NORWAY -- 0.7%
      Statoil ASA*                                            2,460           36
                                                                          ------
    PERU -- 0.2%
      Cia de Minas Buenaventura
      ADR                                                       500           12
                                                                          ------
    RUSSIA -- 0.2%
      Lukoil ADR*                                               100           12
                                                                          ------
    SOUTH AFRICA -- 0.5%
      ABSA Group ADR                                            600           13
      Sappi ADR                                                 800           12
                                                                          ------
    Total South Africa                                                        25
                                                                          ------
    SOUTH KOREA -- 0.1%
      POSCO ADR*                                                200            8
                                                                          ------

10                              OLD MUTUAL / Quarterly Report / October 31, 2004

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
October 31, 2004(Unaudited)

                                                      Shares / Face
                                                             Amount        Value
                                                              (000)        (000)

FOREIGN COMMON STOCK -- CONTINUED
    SPAIN -- 0.3%
      Banco Bilbao Vizcaya
      Argentaria                                                420       $    7
      Telefonica*                                               450            7
                                                                          ------
    Total Spain                                                               14
                                                                          ------
    SWEDEN -- 0.8%
      TeliaSonera                                             7,700           41
                                                                          ------
    SWITZERLAND -- 1.2%
      Geberit*                                                   50           32
      Zurich Financial Services*                                210           30
                                                                          ------
    Total Switzerland                                                         62
                                                                          ------
    THAILAND -- 0.2%
      Advanced Info Services ADR                              5,000           11
                                                                          ------
    TURKEY -- 0.4%
      Turkcell Iletisim Hizmet ADR                            1,200           18
                                                                          ------
    UNITED KINGDOM -- 5.6%
      Alliance Unichem                                        2,000           24
      Anglo American ADR                                        500           11
      Corus Group*                                           14,200           13
      HBOS                                                    2,100           28
      HSBC Holdings                                           2,200           36
      Imperial Tobacco Group ADR                                173            8
      International Power*                                    6,800           20
      Next                                                      561           17
      Royal Bank of Scotland Group                            1,645           48
      SABMiller                                               1,700           25
      Shell Transport & Trading                               6,200           49
      William Hill                                              800            7
                                                                          ------
    Total United Kingdom                                                     286
                                                                          ------
  Total Foreign Common Stock
  (Cost $1,255)                                                            1,258
                                                                          ------

FOREIGN PREFERRED STOCK -- 1.0%
    GERMANY -- 1.0%
      Porsche*                                                   55           35
      ProSieben SAT.1 Media*                                    956           17
                                                                          ------
    Total Germany                                                             52
                                                                          ------
  Total Foreign Preferred Stock
  (Cost $54)                                                                  52
                                                                          ------

REPURCHASE AGREEMENT -- 2.5%
    Deutsche 1.86%, dated
    10/29/04, to be repurchased
    on 11/01/04, repurchase price
    $129,056 (collateralized by a
    U.S. Treasury Obligation, par
    value $134,000, 1.00%,
    07/02/18; total market value
    $132,409)(A)                                            $   129          129
                                                                          ------
  Total Repurchase Agreement
  (Cost $129)                                                                129
                                                                          ------

                                                                           Value
                                                                           (000)

  Total Investments (99.3%)
  (Cost $5,061)                                                           $5,103
                                                                          ------
Other Assets and Liabitilites, Net (0.7%)                                     34
                                                                          ------
Total Net Assets (100.0%)                                                 $5,137
                                                                          ======
* Non-income producing security.

(A) -- Tri-party repurchase agreement

ADR -- American Depositary Receipt

Cl -- Class

LLC -- Limited Liability Company

REITS -- Real Estate Investment Trusts

 Cost figures are shown with "000's" omitted.

At October 31, 2004, the tax basis cost of the Portfolio's investments was $5,061,076, and the unrealized appreciation and depreciation were $148,715 and $106,978, respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Old Mutual Advisor Funds Significant Accounting Policies included in this report.

11                              OLD MUTUAL / Quarterly Report / October 31, 2004

Old Mutual Advisor Funds
Significant Accounting Policies
October 31, 2004



The following is a summary of significant accounting policies followed by Old Mutual Advisor Funds (the "Portfolios").

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolios that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolios that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Options and Futures -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Foreign Withholding Taxes -- The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

Tri-party Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Portfolios' Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

TBA Purchase Commitments -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

Mortgage Dollar Rolls -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which each Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Portfolio accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

Foreign Currency Translation -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts --The Portfolios utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction.

Collateralized Mortgage Obligations (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Stripped Mortgage-Backed Securities -- Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Mutual Advisor Funds


By (Signature and Title)              /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer
Date December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ David J. Bullock
                                      -----------------------------------------
                                      David J. Bullock, President and Principal
                                      Executive Officer

Date December 22, 2004


By (Signature and Title)              /s/ Lee T. Cummings
                                      -----------------------------------------
                                      Lee T. Cummings, Treasurer and Principal
                                      Financial Officer

Date December 22, 2004